UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23002

LATTICE STRATEGIES TRUST

(Exact name of registrant as specified in charter)

101 Montgomery Street, 27th Floor, San Francisco, California 94104

(Address of Principal Executive Offices) (Zip Code)

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

Registrant’s telephone number, including area code: (415) 508-3400

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 45 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HARTFORDFUNDS
Our benchmark is the investor.®

Hartford Multifactor ETFs

Semi-Annual Report

March 31, 2019 (Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds' website (www.hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary. Your election to receive reports in paper will apply to all Hartford Funds held in your account.

If you previously elected to receive shareholder reports and other communications electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically anytime by contacting your financial intermediary.

Dear Fellow Shareholders:

Thank you for investing in Hartford Multifactor ETFs. The following is the Funds’ Semi-Annual Report, covering the period from October 1, 2018 through March 31, 2019.

Market Review

During the six months ended March 31, 2019, U.S. stocks, as measured by the S&P 500 Index,1 experienced a loss, returning -1.72%.

Interest rates, inflation anxiety, slowing global growth, and concerns surrounding U.S. tariffs and foreign policy have all contributed to increased market volatility.

Throughout 2018, the U.S. Federal Reserve (Fed) continued its cycle of interest-rate increases. At the time of this writing, the current short-term rate is 2.5%; however, the Fed recently indicated that it would not raise rates again in the near future. Last year, central banks overseas also began to unwind their accommodative policies by raising interest rates.

Domestic and foreign politics are likely to play a key role in market movements this year. For example, ongoing trade tensions with China could impact U.S. markets significantly. Late December 2018 and well into January 2019 saw the longest government shutdown in U.S. history, as the divided government failed to reach a budget agreement due to disagreement surrounding the construction of a U.S.-Mexico border wall. At the time of this writing, uncertainty surrounding border policy remains. Abroad, uncertainties surrounding the future of the “Brexit” undertaking for the United Kingdom to leave the European Union may impact global markets as the UK government has to date been unable to reach agreement on the terms of departure.

Unemployment remains low in the U.S. and the U.S. economy currently continues to exhibit a strong job market, increases in wages, and business optimism.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Multifactor ETFs. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

Hartford Multifactor ETFs

Hartford Multifactor Developed Markets (ex-US) ETF

Fund Overview

March 31, 2019 (Unaudited)

Inception 2/25/2015 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.

Average Annual Total Returns

for the Periods Ending 3/31/19

	6 months[1]	1 year	Since Inception[2]
Multifactor Developed Markets (ex-US) ETF (NAV Return)	-2.31%	-1.17%	5.40%
Multifactor Developed Markets (ex-US) ETF (Market Price Return)	-2.06%	-1.95%	5.45%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	-2.30%	-1.23%	5.59%
MSCI World ex USA Index (Net)	-3.67%	-3.14%	2.65%

[1]	Not Annualized
[2]	Inception: 2/25/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Country(1)

as of March 31, 2019

Country	Percentage of Net Assets
Australia	8.3%
Austria	0.4
Belgium	1.7
Canada	11.0
China	0.1
Denmark	1.9
Finland	0.8
France	6.5
Germany	6.4
Hong Kong	4.8
Ireland	0.7
Israel	2.3
Italy	2.5
Japan	21.3
Luxembourg	0.4
Netherlands	3.6
New Zealand	0.8
Norway	1.1
Portugal	0.4
Russia	0.1
Singapore	2.9
Spain	2.3
Sweden	2.1
Switzerland	6.6
United Kingdom	10.2
United States	0.2
Short-Term Investments	2.6
Other Assets & Liabilities	(2.0)

Total	100.0%

(1)

The table above is based on Bloomberg’s country of risk classifications. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Composition by Sector(1)

as of March 31, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.9%
Consumer Discretionary	10.0
Consumer Staples	9.0
Energy	6.0
Financials	21.1
Health Care	11.5
Industrials	12.4
Information Technology	4.5
Materials	5.0
Real Estate	6.8
Utilities	5.2

Total	99.4%

Short-Term Investments	2.6
Other Assets & Liabilities	(2.0)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Multifactor Emerging Markets ETF

Fund Overview

March 31, 2019 (Unaudited)

Inception 2/25/2015 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index based upon the emerging markets of the world.

Average Annual Total Returns

for the Periods Ending 3/31/19

	6 months[1]	1 year	Since Inception[2]
Multifactor Emerging Markets ETF (NAV Return)	1.96%	-7.04%	0.35%
Multifactor Emerging Markets ETF (Market Price Return)	2.70%	-8.44%	0.41%
Hartford Risk-Optimized Multifactor Emerging Markets Index	1.95%	-6.84%	0.90%
MSCI Emerging Markets Index (Net)	1.71%	-7.41%	3.97%

[1]	Not Annualized
[2]	Inception: 2/25/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.49%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Country(1)

as of March 31, 2019

Country	Percentage of Net Assets
Brazil	4.7%
Chile	5.6
China	6.7
Colombia	3.2
Hong Kong	1.3
India	6.9
Indonesia	7.9
Malaysia	8.6
Mexico	4.0
Philippines	6.7
Poland	4.5
Russia	3.0
South Africa	5.1
South Korea	8.3
Taiwan	9.4
Thailand	9.1
Turkey	4.5
Short-Term Investments	0.9
Other Assets & Liabilities	(0.4)

Total	100.0%

(1)

The table above is based on Bloomberg’s country of risk classifications. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Composition by Sector(1)

as of March 31, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.5%
Consumer Discretionary	6.2
Consumer Staples	10.0
Energy	9.0
Financials	31.7
Health Care	3.2
Industrials	6.3
Information Technology	8.3
Materials	6.6
Real Estate	2.0
Utilities	5.7

Total	99.5%

Short-Term Investments	0.9
Other Assets & Liabilities	(0.4)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Multifactor Global Small Cap ETF

Fund Overview

March 31, 2019 (Unaudited)

Inception 3/23/2015 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of small capitalization exchange traded equity securities.

Average Annual Total Returns

for the Periods Ending 3/31/19

	6 months[1]	1 year	Since Inception[2]
Multifactor Global Small Cap ETF (NAV Return)	-5.41%	-3.64%	6.73%
Multifactor Global Small Cap ETF (Market Price Return)	-5.18%	-4.40%	6.69%
Hartford Risk-Optimized Multifactor Global Small Cap Index	-5.31%	-3.40%	7.26%
MSCI All Country World (ACWI) Small Cap Index (Net)	-5.85%	-2.72%	5.84%

[1]	Not Annualized
[2]	Inception: 3/23/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.39%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Small cap securities can have greater risk and volatility than large-cap securities. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Country(1)

as of March 31, 2019

Country	Percentage of Net Assets
Australia	5.6%
Belgium	0.1
Bermuda	0.4
Brazil	1.3
Canada	4.4
China	7.8
Denmark	0.5
Finland	0.0 *
France	1.9
Georgia	0.2
Germany	1.2
Hong Kong	3.2
Ireland	0.1
Israel	1.4
Italy	1.0
Japan	16.0
Liechtenstein	0.1
Luxembourg	0.2
Netherlands	0.4
New Zealand	0.9
Norway	0.7
Poland	0.5
Singapore	0.8
South Africa	1.3
South Korea	5.6
Spain	0.2
Sweden	2.0
Switzerland	1.1
Taiwan	3.8
Thailand	0.3
United Kingdom	4.3
United States	31.9
Short-Term Investments	1.8
Other Assets & Liabilities	(1.0)

Total	100.0%

*	Percentage rounds to zero

(1)

The table above is based on Bloomberg’s country of risk classifications. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Composition by Sector(1)

as of March 31, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.1%
Consumer Discretionary	14.8
Consumer Staples	5.9
Energy	6.4
Financials	10.8
Health Care	10.7
Industrials	16.3
Information Technology	12.8
Materials	6.7
Real Estate	7.5
Utilities	1.2

Total	99.2%

Short-Term Investments	1.8
Other Assets & Liabilities	(1.0)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford Multifactor Low Volatility International Equity ETF

Fund Overview

March 31, 2019 (Unaudited)

Inception 5/10/2017 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in both developed and emerging markets.

Average Annual Total Returns

for the Periods Ending 3/31/19

	6 Months[1]	1 Year	Since Inception[2]
Multifactor Low Volatility International Equity ETF (NAV Return)	-1.52%	-0.74%	5.50%
Multifactor Low Volatility International Equity ETF (Market Price Return)	-1.36%	-1.41%	5.70%
Hartford Multifactor Low Volatility International Equity Index	-1.59%	-0.73%	5.64%
MSCI All Country World (ACWI) ex USA Index (Net)	-2.33%	-4.22%	3.87%

[1]	Not Annualized
[2]	Inception: 05/10/2017

Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund may experience more than a minimum level of volatility as there is no guarantee that the underlying index’s strategy of seeking to lower volatility will be successful. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Country(1)

as of March 31, 2019

Country	Percentage of Net Assets
Australia	6.9%
Belgium	0.0 *
Brazil	0.3
Canada	10.1
China	2.8
Denmark	1.9
Finland	0.1
France	3.9
Germany	3.3
Hong Kong	6.3
India	2.4
Indonesia	2.6
Ireland	1.0
Israel	2.5
Italy	1.5
Japan	15.6
Malaysia	2.3
Mexico	0.2
Netherlands	1.3
Norway	1.7
Philippines	0.8
Portugal	0.0 *
Russia	0.1
Singapore	0.8
South Africa	0.5
South Korea	5.6
Spain	1.0
Sweden	1.2
Switzerland	3.1
Taiwan	5.4
Thailand	2.8
Turkey	1.4
United Kingdom	9.8
United States	0.1
Short-Term Investments	1.2
Other Assets & Liabilities	(0.5)

Total	100.0%

*	Percentage rounds to zero.

(1)

The table above is based on Bloomberg’s country of risk classifications. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Composition by Sector(1)

as of March 31, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	11.5%
Consumer Discretionary	13.0
Consumer Staples	7.9
Energy	6.1
Financials	7.0
Health Care	9.9
Industrials	16.5
Information Technology	11.1
Materials	7.0
Real Estate	6.4
Utilities	2.9

Total	99.3%

Short-Term Investments	1.2
Other Assets & Liabilities	(0.5)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford Multifactor Low Volatility US Equity ETF

Fund Overview

March 31, 2019 (Unaudited)

Inception 5/10/2017 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.

Average Annual Total Returns

for the Periods Ending 3/31/19

	6 months[1]	1 year	Since Inception[2]
Multifactor Low Volatility US Equity ETF (NAV Return)	0.94%	11.99%	9.56%
Multifactor Low Volatility US Equity ETF (Market Price Return)	0.55%	11.05%	9.58%
Hartford Multifactor Low Volatility US Equity Index	1.05%	12.18%	9.82%
MSCI USA Investable Market Index (IMI) (Gross)	-2.19%	8.89%	11.07%

[1]	Not Annualized
[2]	Inception: 05/10/2017

Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.21%. Actual expenses may be higher or lower. Expenses shown include acquired fund fees and expenses incurred by investing in the securities of other investment companies. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund may experience more than a minimum level of volatility as there is no guarantee that the underlying index’s strategy of seeking to lower volatility will be successful. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector(1)

as of March 31, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.5%
Consumer Discretionary	13.4
Consumer Staples	8.6
Energy	4.3
Financials	8.3
Health Care	10.1
Industrials	14.8
Information Technology	11.2
Materials	8.6
Real Estate	6.6
Utilities	4.4

Total	99.8%

Short-Term Investments	0.1
Other Assets & Liabilities	0.1

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

Hartford Multifactor REIT ETF

Fund Overview

March 31, 2019 (Unaudited)

Inception 10/03/2016 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts.

Average Annual Total Returns

for the Periods Ending 3/31/19

	6 months[1]	1 year	Since Inception[2]
Multifactor REIT ETF (NAV Return)	4.86%	18.08%	6.67%
Multifactor REIT ETF (Market Price Return)	4.92%	18.15%	6.70%
Hartford Risk-Optimized Multifactor REIT Index	5.05%	18.57%	7.15%
MSCI US REIT Index (Gross)	8.46%	20.72%	5.85%

[1]	Not Annualized
[2]	Inception: 10/03/2016

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.45%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • A concentration in real estate securities, such as REITs, may subject a fund to risks associated with the direct ownership of real estate as well as the risks related to the way real estate companies are organized and operated. Real estate is sensitive to changes in interest rates and general and local economic conditions and developments. • The Fund may invest in a smaller number of issuers, so it may be more exposed to risks and volatility than a more broadly diversified fund. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector(1)

as of March 31, 2019

Sector	Percentage of Net Assets
Equity Securities
Real Estate	99.5
Short-Term Investments	1.4
Other Assets & Liabilities	(0.9)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

Hartford Multifactor US Equity ETF

Fund Overview

March 31, 2019 (Unaudited)

Inception 2/25/2015 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.

Average Annual Total Returns

for the Periods Ending 3/31/19

	6 months[1]	1 year	Since Inception[2]
Multifactor US Equity ETF (NAV Return)	-5.36%	1.59%	7.26%
Multifactor US Equity ETF (Market Price Return)	-5.33%	1.59%	7.27%
Hartford Risk-Optimized Multifactor US Equity Index	-5.29%	1.72%	7.45%
MSCI USA Index (Gross)	-1.66%	9.47%	9.53%

[1]	Not Annualized
[2]	Inception: 2/25/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.19%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small cap securities can have greater risk and volatility than large-cap securities. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector(1)

as of March 31, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.8%
Consumer Discretionary	10.8
Consumer Staples	6.4
Energy	6.3
Financials	15.7
Health Care	15.9
Industrials	9.5
Information Technology	18.7
Materials	4.1
Real Estate	1.8
Utilities	2.8

Total	99.8%

Short-Term Investments	0.3
Other Assets & Liabilities	(0.1)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

Hartford Multifactor ETFs

Benchmark Glossary (Unaudited)

Below are descriptions of each Index referenced in this report.

Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index seeks to address risks and opportunities within developed market stocks located outside the United States by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality.

Hartford Risk-Optimized Multifactor Emerging Markets Index seeks to balance risks within and across the equity markets of emerging economies while emphasizing constituents exhibiting a favorable combination of factor characteristics.

Hartford Risk-Optimized Multifactor Global Small Cap Index seeks to address risks and opportunities within global small cap stocks by selecting equity securities of companies domiciled within the global small cap equity universe and exhibiting a favorable combination of factors, including value, momentum, and quality.

Hartford Multifactor Low Volatility International Equity Index seeks to address risks and opportunities within developed (excluding the US) and emerging market stocks by selecting equity securities exhibiting low volatility and constructing the portfolio in a way that is designed to improve overall exposure to value, momentum, quality and size factors.

Hartford Multifactor Low Volatility US Equity Index seeks to address risks and opportunities within US equities across the capitalization spectrum by selecting equity securities exhibiting low volatility and constructing the portfolio in a way that is designed to improve overall exposure to value, momentum and quality factors.

Hartford Risk-Optimized Multifactor REIT Index seeks to address risks and opportunities within US-focused equity Real Estate Investment Trusts (REITs) by selecting securities with a favorable combination of factors, including quality, momentum, and value.

Hartford Risk-Optimized Multifactor US Equity Index seeks to improve returns through a market cycle relative to traditional cap-weighted US large cap market indices and active US large cap market strategies.

These indices are unmanaged, and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

MSCI ACWI Small Cap Index (Net) (reflects no deduction for fees, expenses or taxes) is designed to capture small cap representation across developed markets and emerging markets countries.

MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across emerging market countries.

MSCI USA Investable Market Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the large, mid and small cap segments of the US market.

MSCI USA Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free float-adjusted market capitalization index that is designed to measure the performance of the large and mid cap segments of the US market.

MSCI US REIT Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free float-adjusted market capitalization weighted index that is comprised of equity REITs.

MSCI World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization index that is designed to capture large and mid cap representation across developed markets countries – excluding the United States.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

9

Hartford Multifactor ETFs

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and certain other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 1, 2018 through March 31, 2019. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratio below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would be higher. Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including extraordinary expenses and interest expense). Expenses are equal to a Fund’s annualized expense ratio multiplied by average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses paid during the period October 1, 2018 through March 31, 2019	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses paid during the period October 1, 2018 through March 31, 2019	Annualized expense ratio
Hartford Multifactor Developed Markets (ex-US) ETF

$1,000.00	$976.90	$1.43	$1,000.00	$1,023.49	$1.46	0.29%

Hartford Multifactor Emerging Markets ETF

$1,000.00	$1,019.60	$2.47	$1,000.00	$1,022.49	$2.47	0.49%

Hartford Multifactor Global Small Cap ETF

$1,000.00	$945.90	$1.89	$1,000.00	$1,022.99	$1.97	0.39%

Hartford Multifactor Low Volatility International Equity ETF

$1,000.00	$984.80	$1.44	$1,000.00	$1,023.49	$1.46	0.29%

Hartford Multifactor Low Volatility US Equity ETF

$1,000.00	$1,009.40	$0.95	$1,000.00	$1,023.98	$0.96	0.19%

Hartford Multifactor REIT ETF

$1,000.00	$1,048.60	$2.30	$1,000.00	$1,022.69	$2.27	0.45%

Hartford Multifactor US Equity ETF

$1,000.00	$946.40	$0.92	$1,000.00	$1,023.98	$0.96	0.19%

10

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Australia - 8.3%
645,851	AGL Energy Ltd.	$9,987,644
330,706	Amcor Ltd.	3,615,372
173,364	Ansell Ltd.	3,130,450
359,439	AusNet Services	453,206
58,759	Australia & New Zealand Banking Group Ltd.	1,086,478
345,681	Bendigo & Adelaide Bank Ltd.(1)	2,376,967
170,909	BHP Group Ltd.	4,672,886
595,878	Caltex Australia Ltd.	11,094,217
183,640	CIMIC Group Ltd.	6,295,452
561,637	Coca-Cola Amatil Ltd.	3,450,993
30,910	Cochlear Ltd.	3,804,694
91,691	Commonwealth Bank of Australia	4,600,973
35,824	CSL Ltd.	4,960,750
622,415	Dexus REIT	5,632,767
1,373,523	Evolution Mining Ltd.	3,570,996
1,098,371	GPT Group REIT	4,845,214
362,027	Insurance Australia Group Ltd.	1,975,034
27,527	Macquarie Group Ltd.	2,530,653
2,250,733	Mirvac Group REIT	4,396,722
75,574	Northern Star Resources Ltd.	480,472
1,076,966	Orora Ltd.	2,287,418
1,302,967	Qantas Airways Ltd.	5,238,683
9,486	Ramsay Health Care Ltd.(1)	433,615
168,481	Rio Tinto Ltd.	11,717,913
2,679,437	Scentre Group REIT	7,822,718
232,154	Sonic Healthcare Ltd.	4,050,203
509,368	Stockland REIT	1,393,043
158,858	Suncorp Group Ltd.	1,555,001
2,556,794	Telstra Corp. Ltd.	6,029,845
3,136,117	Vicinity Centres REIT	5,792,125
1,663,832	Viva Energy Group Ltd.(2)	2,895,662
318,178	Washington H Soul Pattinson & Co., Ltd.(1)	5,946,526
552,926	Wesfarmers Ltd.(1)	13,609,512
340,132	Woolworths Group Ltd.	7,345,027

		159,079,231

	Austria - 0.4%
59,622	BAWAG Group AG(2)	2,633,678
17,130	Lenzing AG(1)	1,836,887
26,914	Oesterreichische Post AG	1,139,308
15,405	OMV AG	836,680
62,552	UNIQA Insurance Group AG	623,700

		7,070,253

	Belgium - 1.7%
8,615	Ackermans & van Haaren N.V.	1,301,066
98,618	Ageas	4,761,528
13,763	bpost S.A.(1)	148,588
127,915	Colruyt S.A.(1)	9,465,174
13,559	Elia System Operator S.A.	951,545
220,161	Proximus S.A.	6,355,711
23,509	Sofina S.A.	4,577,253
48,023	UCB S.A.	4,128,316

		31,689,181

	Canada - 11.0%
110,822	Alimentation Couche-Tard, Inc. Class B	6,530,116
160,533	Bank of Montreal	12,015,191
81,790	Bank of Nova Scotia(1)	4,355,358
154,393	BCE, Inc.(1)	6,857,802
130,943	Canadian Apartment Properties REIT	5,035,025
49,030	Canadian Imperial Bank of Commerce	3,875,570
40,954	Canadian Tire Corp. Ltd. Class A(1)	4,414,062
135,517	Capital Power Corp.	3,175,031
134,668	CGI, Inc.*	9,260,788
2,744	Constellation Software, Inc.(1)	2,326,120

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Canada - 11.0% - (continued)
28,843	Emera, Inc.	$1,078,846
395,749	Empire Co., Ltd. Class A	8,569,945
18,608	Fairfax Financial Holdings Ltd.	8,621,844
27,769	Fortis, Inc.	1,026,618
80,496	Genworth MI Canada, Inc.(1)	2,439,674
93,876	George Weston Ltd.	6,752,157
408,588	Great-West Lifeco, Inc.(1)	9,897,008
130,622	Husky Energy, Inc.	1,295,514
437,005	Hydro One Ltd.(1)(2)	6,790,841
102,092	iA Financial Corp., Inc.*	3,765,930
73,653	Imperial Oil Ltd.	2,011,199
61,340	Intact Financial Corp.	5,192,056
99,319	Loblaw Cos., Ltd.	4,900,714
16,210	Magna International, Inc.	789,539
97,885	Manulife Financial Corp.	1,655,901
117,705	Metro, Inc.	4,334,807
22,838	National Bank of Canada	1,030,996
90,437	Norbord, Inc.(1)	2,492,526
24,953	Open Text Corp.	958,373
173,850	Parkland Fuel Corp.	5,313,294
286,898	Power Corp. of Canada	6,691,674
357,034	Power Financial Corp.	8,343,577
28,378	Quebecor, Inc. Class B	695,882
180,583	RioCan Real Estate Investment Trust REIT	3,578,002
143,627	Rogers Communications, Inc. Class B(1)	7,726,691
134,839	Royal Bank of Canada	10,175,881
82,580	Saputo, Inc.(1)	2,815,614
63,755	Shaw Communications, Inc. Class B	1,327,165
257,131	Sun Life Financial, Inc.	9,881,437
117,692	Suncor Energy, Inc.	3,815,443
162,034	TELUS Corp.	5,998,878
47,108	Thomson Reuters Corp.*(1)	2,788,794
1,001	Thomson Reuters Corp.	59,270
41,241	Toromont Industries Ltd.	2,106,889
106,691	Toronto-Dominion Bank	5,791,558
28,703	TransCanada Corp.(1)	1,289,535

		209,849,135

	China - 0.1%
1,083,500	Kerry Logistics Network Ltd.	1,959,974

	Denmark - 1.9%
27,583	Coloplast A/S Class B	3,029,353
15,323	GN Store Nord A/S	712,146
77,306	H. Lundbeck A/S(1)	3,348,669
114,169	ISS A/S	3,477,281
209,482	Novo Nordisk A/S Class B	10,977,195
50,050	Orsted A/S(2)	3,797,044
6,956	Rockwool International A/S Class B	1,631,069
120,385	Topdanmark A/S	6,018,661
86,096	Tryg A/S	2,364,560

		35,355,978

	Finland - 0.8%
209,319	DNA Oyj	4,343,425
12,973	Elisa Oyj	585,874
20,003	Kesko Oyj Class B	1,218,250
24,612	Neste Oyj(1)	2,625,380
3,462	Nordea Bank Abp(1)	26,408
41,924	Orion Oyj Class B(1)	1,573,225
69,467	Sampo Oyj Class A(1)	3,152,021
86,251	Tieto Oyj(1)	2,634,236

		16,158,819

	France - 6.5%
23,607	Air Liquide S.A.	3,004,582
61,734	AXA S.A.	1,554,803

The accompanying notes are an integral part of these financial statements.

11

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	France - 6.5% - (continued)
37,245	BioMerieux	$3,082,174
332,996	Bouygues S.A.	11,908,859
55,315	Cie de Saint-Gobain	2,006,788
82,993	Cie Generale des Etablissements Michelin SCA	9,822,087
318,835	CNP Assurances	7,024,035
10,373	Covivio REIT	1,101,837
19,069	Elior Group S.A.(2)	255,441
1,700	EssilorLuxottica S.A.	185,883
8,840	Eurazeo SE	665,042
31,474	Ipsen S.A.	4,318,619
5,855	Klepierre S.A. REIT	204,986
122,366	Korian S.A.	4,957,343
6,259	L’Oreal S.A.	1,685,295
333,888	Lagardere SCA	8,592,848
16,095	Nexity S.A.	786,144
383,850	Orange S.A.	6,249,586
14,018	Peugeot S.A.	342,190
41,582	Rubis SCA	2,270,084
12,694	Safran S.A.	1,742,485
96,163	Sanofi	8,502,079
9,097	Sartorius Stedim Biotech(1)	1,153,224
312,352	SCOR SE	13,313,498
80,614	Societe BIC S.A.	7,191,609
27,269	Sodexo S.A.	3,005,560
413,574	Suez	5,484,346
32,419	Thales S.A.	3,885,878
189,357	TOTAL S.A.(1)	10,528,917
25	Unibail-Rodamco-Westfield	4,102

		124,830,324

	Germany - 6.4%
73,728	1&1 Drillisch AG	2,627,611
31,156	Allianz SE	6,936,530
976,549	Aroundtown S.A.	8,059,407
23,475	BASF SE	1,727,299
10,056	Bayerische Motoren Werke AG	776,282
29,665	Carl Zeiss Meditec AG	2,479,880
116,553	Covestro AG(2)	6,415,322
522,932	Deutsche Telekom AG	8,687,241
24,497	Deutsche Wohnen SE	1,189,104
85,818	DWS Group GmbH & Co. KGaA*(2)	2,987,183
110,014	Evonik Industries AG	2,999,289
42,422	Hannover Rueck SE	6,097,093
5,071	Hochtief AG	734,522
5,777	Krones AG	509,531
18,223	LEG Immobilien AG	2,239,532
133,951	Merck KGaA	15,288,858
813,706	Metro AG	13,513,175
21,141	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,008,754
271,119	Siemens Healthineers AG(2)	11,309,424
87,524	Suedzucker AG	1,117,402
206,624	TAG Immobilien AG	5,104,170
128,722	Talanx AG*	4,966,239
839,627	Telefonica Deutschland Holding AG	2,638,827
133,423	TLG Immobilien AG	4,021,008
84,028	Vonovia SE	4,360,895

		121,794,578

	Hong Kong - 4.8%
4,333,688	Champion REIT	3,754,047
803,120	Chow Tai Fook Jewellery Group Ltd.	812,333
531,480	CLP Holdings Ltd.	6,161,145
485,533	Dairy Farm International Holdings Ltd.	4,073,622
157,810	Hang Seng Bank Ltd.	3,894,012

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Hong Kong - 4.8% - (continued)
3,779,609	HK Electric Investments & HK Electric Investments Ltd.	$3,861,485
58,000	Hong Kong & China Gas Co., Ltd.	139,053
805,784	Hongkong Land Holdings Ltd.	5,729,124
1,253,000	Hopewell Holdings Ltd.	6,161,288
66,326	Jardine Matheson Holdings Ltd.	4,136,089
54,185	Jardine Strategic Holdings Ltd.	2,028,144
836,688	Link REIT	9,784,516
901,000	NWS Holdings Ltd.	1,969,587
8,465,575	PCCW Ltd.	5,262,709
1,250,000	Sino Land Co., Ltd.	2,417,213
106,000	Sun Hung Kai Properties Ltd.	1,818,891
385,000	Swire Pacific Ltd. Class A	4,953,535
550,600	Swire Properties Ltd.	2,367,244
303,835	VTech Holdings Ltd.	3,106,104
5,723,792	WH Group Ltd.(2)	6,124,861
695,000	Wharf Holdings Ltd.	2,098,294
481,000	Wharf Real Estate Investment Co., Ltd.	3,581,481
2,470,111	Yue Yuen Industrial Holdings Ltd.	8,495,977

		92,730,754

	Ireland - 0.7%
200,348	Glanbia plc	3,923,315
56,214	ICON plc*	7,677,708
15,967	Kerry Group plc Class A	1,783,890

		13,384,913

	Israel - 2.3%
213,605	Bank Hapoalim BM	1,414,283
1,092,603	Bank Leumi Le-Israel BM	7,137,812
9,022,790	Bezeq The Israeli Telecommunication Corp. Ltd.	6,476,192
971,742	Delek Drilling L.P.	2,934,490
678,593	Israel Chemicals Ltd.	3,530,064
5,858	Israel Corp. Ltd.	1,337,574
2,081,105	Israel Discount Bank Ltd. Class A	7,184,825
430,084	Mizrahi Tefahot Bank Ltd.	8,840,224
46,544	Taro Pharmaceutical Industries Ltd.	5,030,941

		43,886,405

	Italy - 2.5%
1,295,187	A2A S.p.A.	2,365,420
164,389	Assicurazioni Generali S.p.A.	3,045,639
15,836	DiaSorin S.p.A.	1,594,996
543,516	Enel S.p.A.	3,481,076
605,348	Eni S.p.A.	10,708,229
1,023,133	Italgas S.p.A.	6,323,132
696,987	Pirelli & C. S.p.A.*(1)(2)	4,490,626
530,939	Poste Italiane S.p.A.(2)	5,169,941
85,913	Recordati S.p.A.	3,348,384
2,799,482	UnipolSai Assicurazioni S.p.A.(1)	7,556,729

		48,084,172

	Japan - 21.3%
45,905	ABC-Mart, Inc.(1)	2,733,107
225,959	Aeon Co., Ltd.(1)	4,729,042
134,182	Alfresa Holdings Corp.	3,818,704
143,241	ANA Holdings, Inc.	5,252,882
165,488	Aozora Bank Ltd.(1)	4,090,664
136,794	Asahi Kasei Corp.	1,411,381
371,265	Astellas Pharma, Inc.	5,563,021
128,000	Azbil Corp.	2,994,010
116,259	Bandai Namco Holdings, Inc.	5,451,364
45,987	Benesse Holdings, Inc.(1)	1,194,495
214,297	Bic Camera, Inc.(1)	2,251,682
265,093	Bridgestone Corp.	10,217,163
155,297	Canon Marketing Japan, Inc.	3,054,448

The accompanying notes are an integral part of these financial statements.

12

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Japan - 21.3% - (continued)
245,203	Canon, Inc.	$7,117,832
1,019,064	Citizen Watch Co., Ltd.(1)	5,680,648
205,200	Dai Nippon Printing Co., Ltd.(1)	4,907,299
82,737	Dai-ichi Life Holdings, Inc.	1,149,654
77,000	Daicel Corp.(1)	836,193
16,000	Daiichikosho Co., Ltd.	818,178
1,167,117	Daiwa Securities Group, Inc.	5,683,481
62,000	FamilyMart UNY Holdings Co., Ltd.(1)	1,580,178
227,220	FUJIFILM Holdings Corp.	10,334,060
51,348	Fujitsu Ltd.	3,704,794
200,100	Hakuhodo DY Holdings, Inc.	3,214,327
259,300	Haseko Corp.(1)	3,261,016
118,900	Heiwa Corp.(1)	2,376,174
11,693	Hikari Tsushin, Inc.	2,215,316
25,200	HIS Co., Ltd.(1)	926,630
75,773	Hitachi Ltd.	2,454,228
265,500	Hitachi Metals Ltd.(1)	3,084,727
43,334	Hitachi Transport System Ltd.	1,286,102
244,700	Honda Motor Co., Ltd.	6,621,281
61,021	Hoya Corp.	4,029,475
286,100	Iida Group Holdings Co., Ltd.(1)	5,182,550
212,971	ITOCHU Corp.(1)	3,853,046
340,093	Japan Airlines Co., Ltd.	11,980,147
148,500	Japan Post Bank Co., Ltd.(1)	1,622,049
352,681	Japan Post Holdings Co., Ltd.	4,129,508
116,919	Japan Post Insurance Co., Ltd.(1)	2,529,891
1,099,838	JXTG Holdings, Inc.	5,032,913
484,948	K’s Holdings Corp.(1)	4,302,470
134,400	Kajima Corp.	1,984,095
103,249	Kaken Pharmaceutical Co., Ltd.(1)	4,692,076
6,376	Kaneka Corp.	238,772
81,300	Kansai Electric Power Co., Inc.	1,198,732
253,900	Kansai Mirai Financial Group, Inc.(1)	1,805,297
212,751	KDDI Corp.	4,584,281
239,700	Kinden Corp.	3,971,720
984,688	Konica Minolta, Inc.(1)	9,688,081
69,593	Kuraray Co., Ltd.	885,278
376,000	Kyushu Railway Co.(1)	12,365,180
87,522	Lawson, Inc.	4,855,085
76,200	Marubeni Corp.	526,657
41,900	Maruichi Steel Tube Ltd.	1,220,829
196,300	Mazda Motor Corp.(1)	2,196,481
996,300	Mebuki Financial Group, Inc.(1)	2,547,345
229,350	Medipal Holdings Corp.	5,449,614
2,216	MEIJI Holdings Co., Ltd.	179,987
55,900	Mitsubishi Chemical Holdings Corp.	393,626
126,900	Mitsubishi Corp.	3,524,331
91,500	Mitsubishi Heavy Industries Ltd.	3,801,030
81,027	Mitsubishi Tanabe Pharma Corp.	1,082,703
53,600	Mitsui & Co., Ltd.	832,196
97,860	Mixi, Inc.	2,261,606
105,517	NEC Corp.	3,570,142
30,569	NH Foods Ltd.(1)	1,100,578
228,675	Nihon Kohden Corp.	6,797,134
129,881	Nippo Corp.	2,421,958
137,968	Nippon Kayaku Co., Ltd.(1)	1,630,412
165,753	Nippon Telegraph & Telephone Corp.	7,042,836
365,170	Nissan Motor Co., Ltd.(1)	2,996,317
150,060	NTT Data Corp.	1,655,358
232,824	NTT DOCOMO, Inc.	5,156,688
185,800	Obayashi Corp.	1,870,002
130,400	ORIX Corp.	1,872,619
217,651	Osaka Gas Co., Ltd.	4,294,618
40,804	Otsuka Holdings Co., Ltd.	1,603,258
169,900	Panasonic Corp.	1,464,684

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Japan - 21.3% - (continued)
356,266	Resona Holdings, Inc.	$1,544,029
142,969	Ricoh Co., Ltd.(1)	1,494,467
38,228	Rohto Pharmaceutical Co., Ltd.	981,560
142,700	Sankyo Co., Ltd.	5,440,611
100,368	Sawai Pharmaceutical Co., Ltd.(1)	5,812,521
43,700	Secom Co., Ltd.	3,743,627
71,108	Sega Sammy Holdings, Inc.(1)	839,021
62,365	Sekisui Chemical Co., Ltd.	1,002,370
426,848	Sekisui House Ltd.	7,064,964
129,289	Seven & I Holdings Co., Ltd.	4,877,905
230,600	SG Holdings Co., Ltd.	6,718,932
37,140	Shimamura Co., Ltd.(1)	3,144,074
462,658	Skylark Holding Co., Ltd.(1)	7,670,212
777,400	Sojitz Corp.	2,739,179
315,900	Sony Financial Holdings, Inc.	5,959,247
161,493	Subaru Corp.(1)	3,680,409
15,617	Sugi Holdings Co., Ltd.	687,834
152,101	Sumitomo Dainippon Pharma Co., Ltd.	3,761,128
391,700	Sumitomo Electric Industries Ltd.	5,196,833
316,629	Sumitomo Forestry Co., Ltd.(1)	4,396,791
16,600	Sumitomo Mitsui Trust Holdings, Inc.	596,301
46,100	Sumitomo Rubber Industries Ltd.	553,108
16,107	Suntory Beverage & Food Ltd.	756,710
90,982	Suzuken Co., Ltd.	5,268,958
10,100	Suzuki Motor Corp.	446,942
34,700	Taisei Corp.(1)	1,611,402
13,300	Taisho Pharmaceutical Holdings Co., Ltd.(1)	1,267,697
206,200	Taiyo Nippon Sanso Corp.(1)	3,140,924
15,300	Teijin Ltd.	252,408
8,800	Terumo Corp.	268,727
17,111	Toho Gas Co., Ltd.(1)	768,322
170,400	Tokio Marine Holdings, Inc.	8,254,820
149,700	Tokyo Electric Power Co. Holdings, Inc.*	946,741
230,196	Tokyo Gas Co., Ltd.	6,225,701
37,919	Toyo Suisan Kaisha Ltd.	1,443,995
176,400	Toyota Boshoku Corp.(1)	2,669,467
36,400	Toyota Motor Corp.	2,133,322
41,600	TS Tech Co., Ltd.	1,197,055
148,947	Tsumura & Co.(1)	4,528,226
130,389	TV Asahi Holdings Corp.	2,287,712
40,149	West Japan Railway Co.	3,024,823
269,857	Yamada Denki Co., Ltd.(1)	1,331,182
118,280	Yamazaki Baking Co., Ltd.	1,919,238
170,653	Zensho Holdings Co., Ltd.(1)	3,953,149

		408,040,380

	Luxembourg - 0.4%
208,478	Grand City Properties S.A.	5,032,924
883,201	L’Occitane International S.A.	1,638,152
6,263	SES S.A.	97,504

		6,768,580

	Netherlands - 3.6%
173,343	Aegon N.V.	833,830
294,464	ASR Nederland N.V.	12,266,702
73,490	GrandVision N.V.(2)	1,592,602
468,265	Koninklijke Ahold Delhaize N.V.	12,474,399
55,781	Koninklijke DSM N.V.	6,085,489
223,721	NN Group N.V.	9,302,125
60,056	Randstad N.V.(1)	2,931,350
375,204	Royal Dutch Shell plc Class A	11,799,836
326,874	Signify N.V.(2)	8,753,676
54,583	Wolters Kluwer N.V.	3,720,213

		69,760,222

The accompanying notes are an integral part of these financial statements.

13

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	New Zealand - 0.8%
737,650	Air New Zealand Ltd.	$1,275,301
283,065	Contact Energy Ltd.	1,339,769
525,012	Fisher & Paykel Healthcare Corp. Ltd.	5,621,512
153,805	Meridian Energy Ltd.	438,985
849,245	Spark New Zealand Ltd.*(1)	2,189,838
994,412	Z Energy Ltd.(1)	4,245,462

		15,110,867

	Norway - 1.1%
168,481	Austevoll Seafood ASA	1,995,571
107,595	Entra ASA(2)	1,626,744
245,640	Equinor ASA	5,386,817
77,547	Leroy Seafood Group ASA	563,350
117,668	Marine Harvest ASA*	2,630,300
145,972	Orkla ASA	1,122,131
96,565	SpareBank 1 SR-Bank ASA	1,114,608
301,919	Telenor ASA	6,054,788

		20,494,309

	Portugal - 0.4%
487,420	Galp Energia SGPS S.A.	7,815,437

	Russia - 0.1%
191,142	Polymetal International plc	2,152,941
17,728	X5 Retail Group N.V. GDR	441,782

		2,594,723

	Singapore - 2.9%
3,930,098	ComfortDelGro Corp. Ltd.	7,456,886
243,604	DBS Group Holdings Ltd.	4,537,563
111,600	Jardine Cycle & Carriage Ltd.	2,676,917
765,200	Mapletree Commercial Trust REIT	1,067,721
872,533	Mapletree Industrial Trust REIT	1,352,764
4,613,134	Mapletree North Asia Commercial Trust REIT	4,495,634
2,277,400	NetLink NBN Trust UNIT	1,395,528
823,659	Oversea-Chinese Banking Corp. Ltd.	6,719,403
634,411	SATS Ltd.	2,393,385
1,363,488	Singapore Airlines Ltd.	9,724,101
714,700	Singapore Technologies Engineering Ltd.	1,973,406
641,500	Singapore Telecommunications Ltd.	1,430,291
2,446,037	StarHub Ltd.	2,690,731
68,853	United Overseas Bank Ltd.	1,280,478
416,000	Venture Corp. Ltd.	5,509,812

		54,704,620

	Spain - 2.3%
23,776	Acciona S.A.(1)	2,651,000
19,957	ACS Actividades de Construccion y Servicios S.A.	877,525
144,122	Bolsas y Mercados Espanoles SHMSF S.A.	4,032,738
206,081	Cia de Distribucion Integral Logista Holdings S.A.	4,859,359
125,090	Ebro Foods S.A.(1)	2,677,116
119,552	Enagas S.A.	3,482,158
337,084	Endesa S.A.	8,606,970
503,244	Gestamp Automocion S.A.(1)(2)	2,907,272
273,915	Merlin Properties Socimi S.A. REIT	3,587,751
1,175,374	Prosegur Cash S.A.(1)(2)	2,597,305
46,008	Red Electrica Corp. S.A.	981,541
171,463	Repsol S.A.	2,937,965
327,729	Telefonica S.A.	2,748,521
27,840	Viscofan S.A.(1)	1,742,753

		44,689,974

	Sweden - 2.1%
285,814	Axfood AB(1)	5,330,913
166,540	BillerudKorsnas AB(1)	2,214,776
196,341	Castellum AB	3,817,677
75,885	Essity AB Class B	2,193,435
142,826	Hennes & Mauritz AB Class B(1)	2,386,772

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Sweden - 2.1% - (continued)
113,970	ICA Gruppen AB(1)	$4,583,227
24,100	Investor AB Class B	1,087,908
68,684	Loomis AB Class B	2,369,614
417,388	Peab AB	3,615,746
139,344	Securitas AB Class B	2,257,225
53,052	Skandinaviska Enskilda Banken AB Class A(1)	460,322
80,681	Svenska Handelsbanken AB Class A(1)	853,321
470,610	Swedbank AB Class A(1)	6,664,434
322,673	Telia Co., AB	1,459,374

		39,294,744

	Switzerland - 6.6%
21,902	Adecco Group AG	1,168,224
71,440	Baloise Holding AG	11,800,261
3,909	Banque Cantonale Vaudoise	3,132,224
36,604	BKW AG	2,495,644
12	Chocoladefabriken Lindt & Spruengli AG	938,648
41,421	Ferguson plc	2,636,073
1,566	Givaudan S.A.	4,000,305
16,779	Helvetia Holding AG	10,243,631
23,617	Julius Baer Group Ltd.*	954,023
54,185	Kuehne + Nagel International AG	7,432,143
47,934	Nestle S.A.	4,567,664
72,714	Novartis AG	6,993,219
66,866	Pargesa Holding S.A.	5,237,020
30,549	PSP Swiss Property AG	3,319,010
38,072	Roche Holding AG	10,488,054
1,033	SGS S.A.	2,570,312
23,346	Sika AG	3,260,798
12,771	Sonova Holding AG	2,526,245
133,274	Sunrise Communications Group AG*(1)(2)	9,809,202
32,904	Swiss Life Holding AG*	14,487,804
61,004	Swiss Re AG	5,958,901
37,637	Zurich Insurance Group AG	12,456,226

		126,475,631

	United Kingdom - 10.2%
47,330	Ashtead Group plc	1,142,499
104,060	AstraZeneca plc	8,318,780
2,233,884	Avast plc*(2)	8,246,476
22,502	Bellway plc	892,832
29,626	Berkeley Group Holdings plc	1,424,108
1,432,456	BP plc	10,424,751
370,293	Britvic plc	4,595,912
3,471,928	BT Group plc	10,086,475
34,550	Burberry Group plc	879,924
5,662,711	Centrica plc	8,426,587
69,251	Close Brothers Group plc	1,312,956
51,115	Coca-Cola European Partners plc*	2,634,406
360,549	Compass Group plc	8,477,785
8,036	Croda International plc	527,545
59,029	Diageo plc	2,413,680
1,815,104	Direct Line Insurance Group plc	8,349,057
301,503	GlaxoSmithKline plc	6,273,406
153,166	Hiscox Ltd.	3,113,495
552,425	HSBC Holdings plc	4,486,748
405,469	Inchcape plc	3,016,859
693,260	International Consolidated Airlines Group S.A.	4,625,166
1,592,628	Kingfisher plc	4,872,745
602,469	Legal & General Group plc	2,161,236
33,442	Linde plc	5,883,451
28,023	Marks & Spencer Group plc(1)	101,841
188,814	Mondi plc	4,177,660
521,810	National Grid plc	5,784,970
1,166,552	Pearson plc	12,710,876
72,741	Pennon Group plc	704,823

The accompanying notes are an integral part of these financial statements.

14

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	United Kingdom - 10.2% - (continued)
145,369	Redrow plc	$1,138,433
368,108	RELX plc	7,873,673
1,517,026	Rentokil Initial plc	6,983,898
94,160	Rio Tinto plc	5,473,434
1,001,143	Royal Mail plc	3,108,719
551,413	Smith & Nephew plc	10,943,044
132,315	Spectris plc	4,327,569
48,024	SSP Group plc	433,225
552,494	Tate & Lyle plc	5,225,234
51,781	Unilever N.V.	3,010,608
129,245	Unilever plc	7,401,741
142,193	WH Smith plc	3,931,740

		195,918,367

	United States - 0.2%
40,926	Waste Connections, Inc.	3,626,192

	Total Common Stocks (cost $1,847,994,762)	$1,901,167,763

SHORT-TERM INVESTMENTS - 2.6%
	Securities Lending Collateral - 2.6%
49,584,827	State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%(3)	$49,584,827

	U.S. Treasury Bill - 0.0%
$510,000	U.S. Treasury Bill 2.38%, 06/06/2019(4)(5)	507,793

	Total Short-Term Investments (cost $50,092,599)	$50,092,620

Total Investments (cost $1,898,087,361)	102.0%	$1,951,260,383
Other Assets and Liabilities	(2.0)%	(37,872,359)

Total Net Assets	100.0%	$1,913,388,024

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2019, the aggregate value of these securities was $88,403,300, representing 4.6% of net assets.

(3)	Current yield as of period end.

(4)	The rate shown represents current yield to maturity.

(5)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at March 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	99	06/21/2019	$9,238,680	$115,791

Total futures contracts				$115,791

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

15

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$159,079,231	$159,079,231	$—	$—
Austria	7,070,253	7,070,253	—	—
Belgium	31,689,181	31,689,181	—	—
Canada	209,849,135	209,763,709	85,426	—
China	1,959,974	1,959,974	—	—
Denmark	35,355,978	35,355,978	—	—
Finland	16,158,819	16,158,819	—	—
France	124,830,324	124,830,324	—	—
Germany	121,794,578	121,794,578	—	—
Hong Kong	92,730,754	92,730,754	—	—
Ireland	13,384,913	13,384,913	—	—
Israel	43,886,405	43,886,405	—	—
Italy	48,084,172	48,084,172	—	—
Japan	408,040,380	408,040,380	—	—
Luxembourg	6,768,580	6,768,580	—	—
Netherlands	69,760,222	69,760,222	—	—
New Zealand	15,110,867	15,110,867	—	—
Norway	20,494,309	20,494,309	—	—
Portugal	7,815,437	7,815,437	—	—
Russia	2,594,723	2,594,723	—	—
Singapore	54,704,620	54,704,620	—	—
Spain	44,689,974	44,689,974	—	—
Sweden	39,294,744	39,294,744	—	—
Switzerland	126,475,631	126,475,631	—	—
United Kingdom	195,918,367	195,918,367	—	—
United States	3,626,192	3,626,192	—	—
Short-Term Investments	50,092,620	49,584,827	507,793	—
Futures Contracts(2)	115,791	115,791	—	—

Total	$1,951,376,174	$1,950,782,955	$593,219	$—

(1)	For the six-month period ended March 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

16

Hartford Multifactor Emerging Markets ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.7%
	Brazil - 1.7%
44,736	Banco do Brasil S.A.*	$560,048
15,931	BB Seguridade Participacoes S.A.	108,562
20,240	CCR S.A.	61,057
27,193	Cielo S.A.	66,311
36,109	Kroton Educacional S.A.	98,352
9,430	Lojas Renner S.A.*	106,132
10,054	Ultrapar Participacoes S.A.	121,422
19,812	Vale S.A.	259,276

		1,381,160

	Chile - 5.1%
828,425	Aguas Andinas S.A. Class A	471,020
1,142,035	Banco de Chile	168,148
6,882	Banco de Credito e Inversiones S.A.	439,979
1,810,758	Banco Santander Chile	136,218
204,777	Cencosud S.A.	354,529
23,424	Cia Cervecerias Unidas S.A.	335,352
920,552	Colbun S.A.	208,062
18,444	Empresa Nacional de Telecomunicaciones S.A.	192,063
13,803	Empresas COPEC S.A.	175,255
3,797,363	Enel Americas S.A.	675,124
4,781,258	Enel Chile S.A.	500,979
12,293	Latam Airlines Group S.A.	130,703
40,900	Plaza S.A.	97,370
41,670	SACI Falabella	309,857

		4,194,659

	China - 6.7%
42,500	Anhui Conch Cement Co., Ltd. Class H	259,604
2,166	Autohome, Inc. ADR*(1)	227,690
451	Baidu, Inc. ADR*	74,347
444,000	Bank of Communications Co., Ltd. Class H	363,686
136,000	China Construction Bank Corp. Class H	116,597
460,000	China Everbright Bank Co., Ltd. Class H	217,403
8,000	China Mengniu Dairy Co., Ltd.*	29,758
25,000	China Merchants Bank Co., Ltd. Class H	121,498
166,500	China Railway Construction Corp. Ltd. Class H	218,042
152,000	China Railway Group Ltd. Class H	138,640
1,390,000	China Telecom Corp. Ltd. Class H	772,030
21,800	China Vanke Co., Ltd. Class H	91,644
148,000	CNOOC Ltd.	277,148
57,000	Country Garden Holdings Co., Ltd.	89,022
31,000	CRRC Corp., Ltd. Class H	29,223
96,000	CSPC Pharmaceutical Group Ltd.	178,549
50,000	Geely Automobile Holdings Ltd.	95,542
9,000	Huatai Securities Co., Ltd. Class H(2)	18,000
410,000	Lenovo Group Ltd.	368,741
3,992	Momo, Inc. ADR*	152,654
366,000	PICC Property & Casualty Co., Ltd. Class H	415,891
49,500	Ping An Insurance Group Co. of China Ltd. Class H	554,277
113,200	Sinopharm Group Co., Ltd. Class H	471,550
4,739	Yum China Holdings, Inc.	212,829

		5,494,365

	Colombia - 1.9%
28,870	Grupo Argos S.A.	164,040
19,826	Grupo de Inversiones Suramericana S.A.	228,043
344,600	Grupo Energia Bogota S.A. ESP*	224,470
36,583	Grupo Nutresa S.A.	296,065
118,400	Interconexion Electrica S.A. ESP	593,212

		1,505,830

	Hong Kong - 1.3%
48,000	China Mobile Ltd.	489,175
38,000	China Overseas Land & Investment Ltd.	144,256
50,100	China Resources Land Ltd.	224,653

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.7% - (continued)
	Hong Kong - 1.3% - (continued)
248,500	Sino Biopharmaceutical Ltd.	$226,659

		1,084,743

	India - 6.9%
11,996	Axis Bank Ltd. GDR*	670,577
20,984	Dr. Reddy’s Laboratories Ltd. ADR	849,852
6,306	HDFC Bank Ltd. ADR	730,928
63,326	ICICI Bank Ltd. ADR	725,716
74,625	Infosys Ltd. ADR	815,651
15,109	Reliance Industries Ltd. GDR(2)	605,871
14,627	State Bank of India GDR*	676,499
47,052	Tata Motors Ltd. ADR*(1)	590,973

		5,666,067

	Indonesia - 7.9%
1,577,600	Adaro Energy Tbk PT	149,008
611,600	Astra International Tbk PT	314,604
94,100	Bank Central Asia Tbk PT	183,376
269,700	Bank Danamon Indonesia Tbk PT	176,138
1,061,700	Bank Mandiri Persero Tbk PT	555,454
1,067,000	Bank Negara Indonesia Persero Tbk PT	704,340
1,635,400	Bank Permata Tbk PT*	113,697
1,805,000	Bank Rakyat Indonesia Persero Tbk PT	522,233
1,493,600	Barito Pacific Tbk PT	376,546
4,140,200	Bumi Serpong Damai Tbk PT*	408,496
347,400	Charoen Pokphand Indonesia Tbk PT	156,135
19,800	Gudang Garam Tbk PT	115,685
176,900	Indah Kiat Pulp & Paper Corp. Tbk PT	106,836
172,300	Indo Tambangraya Megah Tbk PT	289,486
54,500	Indocement Tunggal Prakarsa Tbk PT	83,817
953,800	Indofood Sukses Makmur Tbk PT	427,000
1,412,100	Kalbe Farma Tbk PT	150,730
965,600	Matahari Department Store Tbk PT	277,339
2,329,100	Perusahaan Gas Negara Persero Tbk PT	384,367
111,500	Semen Indonesia Persero Tbk PT	109,229
454,800	Surya Citra Media Tbk PT	52,858
2,075,500	Telekomunikasi Indonesia Persero Tbk PT	575,718
121,000	United Tractors Tbk PT	229,849

		6,462,941

	Malaysia - 8.6%
389,600	AirAsia Group Bhd	253,848
306,700	AMMB Holdings Bhd	342,573
417,400	Astro Malaysia Holdings Bhd	156,429
227,200	Axiata Group Bhd	230,957
34,400	British American Tobacco Malaysia Bhd	304,523
338,600	CIMB Group Holdings Bhd	427,138
265,100	DiGi.Com Bhd	295,458
27,900	Fraser & Neave Holdings Bhd	238,098
5,300	Genting Bhd	8,620
27,800	Genting Malaysia Bhd	21,791
94,700	Hartalega Holdings Bhd	107,400
44,688	Hong Leong Bank Bhd	222,209
381,600	Inari Amertron Bhd	146,751
129,700	IOI Corp. Bhd	141,693
15,800	Kuala Lumpur Kepong Bhd	95,980
310,600	Malayan Banking Bhd	705,269
24,100	Malaysia Airports Holdings Bhd	42,740
152,000	Maxis Bhd	199,564
88,400	MISC Bhd	144,861
6,000	Nestle Malaysia Bhd	215,750
214,100	Petronas Chemicals Group Bhd	480,381
49,000	Petronas Gas Bhd	211,483
92,300	Public Bank Bhd	523,617
228,800	RHB Bank Bhd	319,451
448,600	SP Setia Group Bhd	249,436

The accompanying notes are an integral part of these financial statements.

17

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.7% - (continued)
	Malaysia - 8.6% - (continued)
213,700	Telekom Malaysia Bhd	$167,505
161,300	Tenaga Nasional Bhd	500,198
246,800	Top Glove Corp. Bhd	279,294

		7,033,017

	Mexico - 4.0%
176,465	Alfa S.A.B. de C.V. Class A	187,222
763,178	America Movil S.A.B. de C.V. Class L	545,703
11,303	Becle S.A.B. de C.V.	17,359
59,844	Coca-Cola Femsa S.A.B. de C.V. Class L	395,700
17,961	El Puerto de Liverpool S.A.B. de C.V. Class C1	113,447
28,676	Fomento Economico Mexicano S.A.B. de C.V.	264,504
74,134	Grupo Bimbo S.A.B. de C.V. Class A	154,746
1,253	Grupo Elektra S.A.B. de C.V.(1)	67,846
56,594	Grupo Financiero Banorte S.A.B. de C.V. Class O	307,660
76,231	Grupo Financiero Inbursa S.A.B. de C.V.	105,558
56,095	Grupo Mexico S.A.B. de C.V. Class B	153,674
137,248	Kimberly-Clark de Mexico S.A.B. de C.V. Class A*(1)	232,502
50,295	Mexichem S.A.B. de C.V.	120,309
219,869	Wal-Mart de Mexico S.A.B. de C.V.	588,169

		3,254,399

	Philippines - 6.7%
232,710	Aboitiz Equity Ventures, Inc.	261,250
13,865	Ayala Corp.	248,202
200,800	Ayala Land, Inc.	171,699
193,890	BDO Unibank, Inc.	494,048
14,547	GT Capital Holdings, Inc.	258,056
173,680	JG Summit Holdings, Inc.	210,030
57,170	Jollibee Foods Corp.	345,132
4,537,300	Metro Pacific Investments Corp.	419,080
404,150	Metropolitan Bank & Trust Co.	614,961
18,175	PLDT, Inc.	398,043
392,460	Puregold Price Club, Inc.	359,500
286,840	Robinsons Retail Holdings, Inc.	431,544
178,410	San Miguel Corp.	591,189
171,550	San Miguel Food and Beverage, Inc.	352,836
55,500	SM Prime Holdings, Inc.	42,172
98,720	Universal Robina Corp.	285,764

		5,483,506

	Poland - 4.5%
9,325	Alior Bank S.A.*	145,329
38,353	Asseco Poland S.A.	519,196
152,677	Bank Millennium S.A.*	356,021
9,796	Bank Polska Kasa Opieki S.A.	281,065
872	CD Projekt S.A.*	45,490
5,991	Cyfrowy Polsat S.A.*	40,129
25,236	Grupa Lotos S.A.	548,974
19	LPP S.A.	41,257
359	mBank S.A.	39,816
81,546	Orange Polska S.A.*	109,115
107,962	PGE Polska Grupa Energetyczna S.A.*	279,912
17,996	Polski Koncern Naftowy ORLEN S.A.	458,320
97,157	Polskie Gornictwo Naftowe i Gazownictwo S.A.	158,514
21,022	Powszechna Kasa Oszczednosci Bank Polski S.A.	211,544
33,981	Powszechny Zaklad Ubezpieczen S.A.	358,968
879	Santander Bank Polska S.A.	87,353

		3,681,003

	Russia - 3.0%
69,090	Gazprom PJSC ADR	311,872
6,915	LUKOIL PJSC ADR	619,584
18,405	MMC Norilsk Nickel PJSC ADR	388,714
886	Novatek PJSC GDR	151,860
25,133	Sberbank of Russia PJSC ADR	333,263

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.7% - (continued)
	Russia - 3.0% - (continued)
62,084	Surgutneftegas PJSC ADR	$230,332
5,925	Tatneft PJSC ADR	410,010

		2,445,635

	South Africa - 5.1%
49,835	Absa Group Ltd.(1)	525,607
9,797	AngloGold Ashanti Ltd.(1)	130,156
3,058	Aspen Pharmacare Holdings Ltd.	19,716
28,386	Bidvest Group Ltd.	380,875
59,107	FirstRand Ltd.	258,048
11,300	Mr. Price Group Ltd.	148,501
49,093	MTN Group Ltd.(1)	301,681
26,174	Nedbank Group Ltd.(1)	455,991
12,818	Pepkor Holdings Ltd.(2)	15,643
275,693	Redefine Properties Ltd. REIT	185,436
21,232	RMB Holdings Ltd.	111,863
47,389	Sanlam Ltd.	242,379
48,639	Sappi Ltd.	224,793
8,383	Sasol Ltd.	261,583
10,555	Shoprite Holdings Ltd.	116,088
29,849	Standard Bank Group Ltd.	383,388
3,927	Tiger Brands Ltd.	72,161
25,812	Vodacom Group Ltd.	199,444
41,001	Woolworths Holdings Ltd.	132,147

		4,165,500

	South Korea - 8.3%
1,324	BNK Financial Group, Inc.	7,792
1,791	CJ Corp.	196,441
2,240	Coway Co., Ltd.	186,486
1,683	Daelim Industrial Co., Ltd.	142,931
3,656	DB Insurance Co., Ltd.	221,273
135	E-Mart, Inc.	20,456
5,008	Hana Financial Group, Inc.	160,595
3,149	Hankook Tire Co., Ltd.	103,894
4,328	Hyundai Engineering & Construction Co., Ltd.	203,608
1,187	Hyundai Glovis Co., Ltd.	134,375
586	Hyundai Mobis Co., Ltd.	107,639
883	Hyundai Motor Co.	92,960
12,474	Industrial Bank of Korea	154,400
1,060	Kangwon Land, Inc.	29,883
808	KB Financial Group, Inc.	29,790
12,759	Kia Motors Corp.	397,349
3,033	Korea Electric Power Corp.*	79,893
191	Korea Zinc Co., Ltd.	78,244
2,443	KT&G Corp.	222,756
548	LG Chem Ltd.	176,696
2,478	LG Corp.	169,188
10,465	LG Display Co., Ltd.*	179,779
5,064	LG Electronics, Inc.	335,042
39	LG Household & Health Care Ltd.	48,686
42,428	LG Uplus Corp.	577,493
865	Lotte Chemical Corp.	221,375
176	NCSoft Corp.	76,906
772	POSCO	172,070
279	S-Oil Corp.	22,023
12,283	Samsung Electronics Co., Ltd.	483,161
692	Samsung Fire & Marine Insurance Co., Ltd.	183,501
1,416	SK Holdings Co., Ltd.	337,440
6,155	SK Hynix, Inc.	402,344
1,577	SK Innovation Co., Ltd.	249,380
1,549	SK Telecom Co., Ltd.	343,206
14,791	Woori Financial Group, Inc.	179,170

		6,728,225

The accompanying notes are an integral part of these financial statements.

18

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.7% - (continued)
	Taiwan - 9.4%
39,000	ASE Technology Holding, Co., Ltd.	$85,414
30,000	Asustek Computer, Inc.	217,063
668,000	AU Optronics Corp.	245,999
11,000	Catcher Technology Co., Ltd.	84,587
364,764	Chang Hwa Commercial Bank Ltd.	218,358
79,431	Chicony Electronics Co., Ltd.	184,786
163,000	China Development Financial Holding Corp.	54,473
292,794	China Life Insurance Co., Ltd.	248,424
43,000	Chunghwa Telecom Co., Ltd.	152,772
234,000	Compal Electronics, Inc.	145,394
293,628	CTBC Financial Holding Co., Ltd.	194,828
13,105	Delta Electronics, Inc.	67,607
120,508	E.Sun Financial Holding Co., Ltd.	92,862
59,540	Far Eastern New Century Corp.	58,824
81,000	Far EasTone Telecommunications Co., Ltd.	195,269
409,271	First Financial Holding Co., Ltd.	280,191
45,301	Foxconn Technology Co., Ltd.	90,395
69,000	Fubon Financial Holding Co., Ltd.	102,983
95,224	Hon Hai Precision Industry Co., Ltd.	227,088
234,677	Hua Nan Financial Holdings Co., Ltd.	147,718
382,000	Innolux Corp.	123,943
268,000	Inventec Corp.	203,910
90,245	Lite-On Technology Corp.	131,325
14,000	MediaTek, Inc.	128,324
244,273	Mega Financial Holding Co., Ltd.	222,315
8,000	Nan Ya Plastics Corp.	20,480
36,000	Novatek Microelectronics Corp.	231,275
90,000	Pegatron Corp.	155,643
239,000	Pou Chen Corp.	291,184
45,000	President Chain Store Corp.	443,130
38,000	Quanta Computer, Inc.	71,264
167,000	Radiant Opto-Electronics Corp.	534,261
16,000	Realtek Semiconductor Corp.	94,483
130,803	Shanghai Commercial & Savings Bank Ltd.	206,684
1,066,319	Shin Kong Financial Holding Co., Ltd.	314,147
149,832	SinoPac Financial Holdings Co., Ltd.	55,420
50,600	Synnex Technology International Corp.	60,745
107,125	Taiwan Cooperative Financial Holding Co., Ltd.	67,778
35,000	Taiwan Mobile Co., Ltd.	126,620
14,000	Taiwan Semiconductor Manufacturing Co., Ltd.	111,517
61,000	Teco Electric and Machinery Co., Ltd.	41,563
171,800	Uni-President Enterprises Corp.	416,951
276,000	United Microelectronics Corp.	104,327
23,000	Vanguard International Semiconductor Corp.	49,626
110,686	Wistron Corp.	85,114
72,600	WPG Holdings Ltd.*	94,694
285,757	Yuanta Financial Holding Co., Ltd.	162,718

		7,644,476

	Thailand - 9.1%
72,338	Advanced Info Service plc NVDR	419,417
27,400	AEON Thana Sinsap Thailand PCL NVDR	157,571
265,300	Bangkok Dusit Medical Services plc NVDR	207,324
239,800	Bangkok Life Assurance plc NVDR	207,799
91,067	Banpu plc NVDR	46,488
34,300	Bumrungrad Hospital plc NVDR	194,008
35,100	Central Plaza Hotel PCL NVDR	48,389
251,000	Charoen Pokphand Foods plc NVDR	201,686
70,400	CP ALL plc NVDR	165,823
127,200	Delta Electronics Thailand plc NVDR	284,582
121,300	Glow Energy plc NVDR	347,827
377,000	Home Product Center PCL NVDR	181,758
149,200	Indorama Ventures plc NVDR	233,896
1,099,200	IRPC plc NVDR	199,162
91,800	Kasikornbank plc NVDR	542,382
93,000	Osotspa PCL NVDR	80,589

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.7% - (continued)
	Thailand - 9.1% - (continued)
77,000	PTT Exploration & Production plc NVDR	$304,506
204,900	PTT Global Chemical plc NVDR	434,206
397,300	PTT plc NVDR	600,926
147,600	Ratchaburi Electricity Generating Holding plc NVDR	272,084
18,500	Siam Cement plc NVDR	280,983
116,200	Siam Commercial Bank plc NVDR	483,328
903,500	Star Petroleum Refining PCL	310,325
80,500	Thai Beverage plc	50,220
130,900	Thai Oil plc NVDR	286,672
94,500	Thai Union Group plc NVDR	57,471
4,613,600	TMB Bank plc NVDR	296,573
256,900	Total Access Communication plc NVDR	429,044
817,600	True Corp. PCL NVDR	122,634

		7,447,673

	Turkey - 4.5%
157,727	Akbank T.A.S.*	176,443
83,064	Arcelik A.S.*	248,474
15,264	BIM Birlesik Magazalar A.S.	205,876
234,944	Enka Insaat ve Sanayi A.S.	190,879
181,453	Eregli Demir ve Celik Fabrikalari T.A.S.	292,915
52,842	Haci Omer Sabanci Holding A.S.	73,329
97,492	KOC Holding A.S.	277,656
354,591	Petkim Petrokimya Holding A.S.	284,948
72,045	Tofas Turk Otomobil Fabrikasi A.S.	218,191
9,315	Tupras Turkiye Petrol Rafinerileri A.S.	205,769
50,530	Turk Hava Yollari AO*	115,646
86,964	Turkcell Iletisim Hizmetleri A.S.	186,101
95,905	Turkiye Garanti Bankasi A.S.	141,576
263,952	Turkiye Halk Bankasi A.S.	298,077
122,413	Turkiye Is Bankasi A.S. Class C	119,172
386,476	Turkiye Sise ve Cam Fabrikalari A.S.	398,817
254,753	Turkiye Vakiflar Bankasi TAO Class D	204,268

		3,638,137

	Total Common Stocks (cost $74,554,204)	$77,311,336

PREFERRED STOCKS - 4.8%
	Brazil - 3.0%
48,344	Banco Bradesco S.A.*	$533,415
1,100	Cia Brasileira de Distribuicao*	25,851
63,180	Itau Unibanco Holding S.A.	558,956
109,477	Itausa - Investimentos Itau S.A.	337,008
37,394	Petroleo Brasileiro S.A.*	269,619
61,345	Telefonica Brasil S.A.*	748,744

		2,473,593

	Chile - 0.5%
91,868	Embotelladora Andina S.A. Class B	335,489
1,522	Sociedad Quimica y Minera de Chile S.A. Class B	58,487

		393,976

	Colombia - 1.3%
52,921	Banco Davivienda S.A., 3.17%	621,334
32,152	Bancolombia S.A., 3.18%	407,769

		1,029,103

	South Korea - 0.0%
134	CJ Corp.*(3)(4)	4,329

	Total Preferred Stocks (cost $3,275,929)	$3,901,001

	Total Long-Term Investments (cost $77,830,133)	$81,212,337

The accompanying notes are an integral part of these financial statements.

19

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 0.9%
	Securities Lending Collateral - 0.9%
716,715	State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (5)	$716,715

	U.S. Treasury Bill - 0.0%
$25,000	U.S. Treasury Bill 2.39%, 06/06/2019(6)(7)	$24,892

	Total Short-Term Investments (cost $741,606)	$741,607

Total Investments (cost $78,571,739)	100.4%	$81,953,944
Other Assets and Liabilities	(0.4)%	(310,823)

Total Net Assets	100.0%	$81,643,121

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2019, the aggregate value of these securities was $639,514, representing 0.8% of net assets.

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At March 31, 2019, the aggregate fair value of this security was $4,329, which represented 0.0% of total net assets.

(4)	Investment valued using significant unobservable inputs.

(5)	Current yield as of period end.

(6)	The rate shown represents current yield to maturity.

(7)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at March 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Market Index Future	8	06/21/2019	$422,960	$4,510

Total futures contracts				$4,510

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

20

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$1,381,160	$1,381,160	$—	$—
Chile	4,194,659	4,194,659	—	—
China	5,494,365	5,494,365	—	—
Colombia	1,505,830	1,505,830	—	—
Hong Kong	1,084,743	1,084,743	—	—
India	5,666,067	5,666,067	—	—
Indonesia	6,462,941	6,462,941	—	—
Malaysia	7,033,017	7,033,017	—	—
Mexico	3,254,399	3,254,399	—	—
Philippines	5,483,506	5,483,506	—	—
Poland	3,681,003	3,681,003	—	—
Russia	2,445,635	2,445,635	—	—
South Africa	4,165,500	4,165,500	—	—
South Korea	6,728,225	6,728,225	—	—
Taiwan	7,644,476	7,644,476	—	—
Thailand	7,447,673	7,447,673	—	—
Turkey	3,638,137	3,638,137	—	—
Preferred Stocks	3,901,001	3,896,672	—	4,329
Short-Term Investments	741,607	716,715	24,892	—
Futures Contracts(2)	4,510	4,510	—	—

Total	$81,958,454	$81,929,233	$24,892	$4,329

(1)	For the six-month period ended March 31, 2019, investments valued at $37,238 were transferred out of Level 3 due to the expiration of trading restrictions. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended March 31, 2019 is not presented.

The accompanying notes are an integral part of these financial statements.

21

Hartford Multifactor Global Small Cap ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Australia - 5.6%
37,844	Abacus Property Group	$100,003
65,687	Australian Pharmaceutical Industries Ltd.(1)	70,691
3,226	BWP Trust REIT	8,571
90,791	Cromwell Property Group REIT	70,620
20,480	CSR Ltd.(1)	48,299
10,631	Elders Ltd.	45,839
31,770	Genworth Mortgage Insurance Australia Ltd.(1)	53,937
32,047	Growthpoint Properties Australia Ltd. REIT	94,473
41,249	Inghams Group Ltd.(1)	128,046
2,924	JB Hi-Fi Ltd.(1)	51,823
11,149	Mineral Resources Ltd.	125,131
5,002	Northern Star Resources Ltd.	31,801
21,051	OceanaGold Corp.	66,181
22,218	Regis Resources Ltd.	83,648
25,400	Sandfire Resources NL(1)	124,676
1,718	Shopping Centres Australasia Property Group REIT	3,222
36,591	St. Barbara Ltd.	87,594
70,066	Viva Energy REIT	126,419

		1,320,974

	Belgium - 0.1%
6,731	AGFA-Gevaert N.V.*	28,055
164	Tessenderlo Group S.A.*	5,534

		33,589

	Bermuda - 0.4%
1,285	Argo Group International Holdings Ltd.	90,798

	Brazil - 1.3%
3,219	Cia de Transmissao de Energia Eletrica Paulista	63,806
616	Cia Hering	4,731
13,800	Construtora Tenda S.A.	59,857
13,198	EDP - Energias do Brasil S.A.	57,584
1,100	Ez Tec Empreendimentos e Participacoes S.A.	7,575
2,220	Grendene S.A.	4,780
13,711	MRV Engenharia e Participacoes S.A.	49,289
7,200	Tupy S.A.	33,524
2,122	Unipar Carbocloro S.A.	20,802

		301,948

	Canada - 4.4%
2,386	Aecon Group, Inc.	31,148
3,341	Aritzia, Inc.*	44,415
722	Canadian Solar, Inc.*	13,451
2,250	Canfor Corp.*	23,073
3,723	Canfor Pulp Products, Inc.	41,495
3,862	Cascades, Inc.	24,109
2,938	Celestica, Inc.*	24,829
5,264	Centerra Gold, Inc.*	27,621
2,586	Empire Co., Ltd. Class A	56,000
3,710	InterRent Real Estate Investment Trust REIT	40,378
6,804	Intertape Polymer Group, Inc.(1)	92,438
32,039	Just Energy Group, Inc.	108,639
4,360	Killam Apartment Real Estate Investment Trust REIT	63,314
2,186	Mercer International, Inc.(1)	29,533
518	NFI Group, Inc.	12,698
719	Norbord, Inc.	19,816
4,849	North West Co., Inc.	104,570
1,903	Parkland Fuel Corp.	58,160
3,314	Spin Master Corp.*(2)	92,776
8,194	Summit Industrial Income REIT	73,786
2,931	Transcontinental, Inc. Class A	36,705
118	Uni-Select, Inc.(1)	1,224
9,922	Western Forest Products, Inc.	13,666

		1,033,844

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	China - 7.8%
45,522	BAIC Motor Corp. Ltd. Class H(2)	$29,749
20,000	China Communications Construction Co., Ltd. Class H	20,688
14,531	China Lesso Group Holdings Ltd.	9,404
95,025	China Oriental Group Co., Ltd.	59,679
135,000	China Railway Signal & Communication Corp. Ltd. Class H(2)	106,797
12,000	China Reinsurance Group Corp. Class H	2,538
85,000	China SCE Group Holdings Ltd.	44,287
41,622	CSC Financial Co., Ltd. Class H(2)	37,009
53,000	Dongyue Group Ltd.	36,796
87,242	Great Wall Motor Co., Ltd. Class H	65,460
32,366	Guangzhou R&F Properties Co., Ltd. Class H	70,010
76,000	Jiangsu Expressway Co., Ltd. Class H	107,466
43,100	JNBY Design Ltd.	86,640
3,900	Livzon Pharmaceutical Group, Inc. Class H	13,563
124,000	Maanshan Iron & Steel Co., Ltd. Class H	60,658
154,646	Metallurgical Corp. of China Ltd. Class H	45,705
124,000	People’s Insurance Co., Group of China Ltd. Class H	53,076
96,014	Red Star Macalline Group Corp. Ltd. Class H(2)	92,835
97,082	Shenzhen Expressway Co., Ltd. Class H	113,778
132,215	Sinotrans Ltd. Class H	56,760
118,219	Tianneng Power International Ltd.	106,322
30,303	Times China Holdings, Ltd.	62,845
87,000	Tong Ren Tang Technologies Co., Ltd. Class H	116,813
37,402	TravelSky Technology Ltd. Class H	98,866
79,706	Weichai Power Co., Ltd. Class H	127,327
93,814	Xtep International Holdings Ltd.	67,045
52,000	Yadea Group Holdings Ltd.(2)	18,415
6,637	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(2)	17,797
18,600	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(2)	80,561
12,000	Zhejiang Expressway Co., Ltd. Class H	13,758
4,000	Zhuzhou CRRC Times Electric Co., Ltd. Class H	23,643

		1,846,290

	Denmark - 0.5%
1,385	Sydbank A/S(1)	28,747
1,618	Topdanmark A/S	80,892

		109,639

	Finland - 0.0%
686	Finnair Oyj	6,178

	France - 1.9%
1,400	Criteo S.A. ADR*	28,042
160	Fnac Darty S.A.*	11,956
1,291	Gaztransport Et Technigaz S.A.	117,563
4,419	Lagardere SCA	113,726
4,328	Neopost S.A.	103,706
713	Societe BIC S.A.(1)	63,607

		438,600

	Georgia - 0.2%
2,234	Bank of Georgia Group plc	48,119

	Germany - 1.0%
12,205	Borussia Dortmund GmbH & Co., KGaA	112,239
2,625	TAG Immobilien AG	64,845
2,027	TLG Immobilien AG	61,088

		238,172

	Hong Kong - 3.2%
620,000	Bosideng International Holdings Ltd.	151,644
120,000	Champion REIT	103,950
53,500	HKBN Ltd.	85,192
25,000	Hopewell Holdings Ltd.	122,931

The accompanying notes are an integral part of these financial statements.

22

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Hong Kong - 3.2% - (continued)
15,000	Pacific Textiles Holdings Ltd.	$13,491
64,000	Sa Sa International Holdings Ltd.	21,850
42,000	Shanghai Industrial Holdings Ltd.	98,874
41,120	Shenzhen Investment Ltd.	15,715
53,500	SmarTone Telecommunications Holdings Ltd.	58,135
40,515	Yuexiu Real Estate Investment Trust	28,799
76,000	Yuexiu Transport Infrastructure Ltd.	61,865

		762,446

	Ireland - 0.1%
7,748	Green REIT plc	13,050

	Israel - 1.4%
1,087	Airport City Ltd.*	15,775
39,253	Bezeq The Israeli Telecommunication Corp. Ltd.	28,174
115	Israel Corp. Ltd.	26,258
593	Mizrahi Tefahot Bank Ltd.	12,189
216,617	Oil Refineries Ltd.*	105,941
550	Paz Oil Co., Ltd.	82,166
3,954	Phoenix Holdings Ltd.	20,504
2,013	Tower Semiconductor Ltd.*	33,001

		324,008

	Italy - 1.0%
23,440	Enav S.p.A.(2)	127,860
58,289	Saras S.p.A	108,058

		235,918

	Japan - 16.0%
515	Adastria Co., Ltd.	11,423
2,681	Amano Corp.(1)	63,146
1,332	AOKI Holdings, Inc.(1)	13,948
3,505	Arcs Co., Ltd.	77,076
1,300	Asahi Holdings, Inc.(1)	23,514
7,500	Avex, Inc.	100,014
800	BML, Inc.	23,201
15,700	Citizen Watch Co., Ltd.(1)	87,518
157	cocokara fine, Inc.	6,234
1,600	Daicel Corp.(1)	17,375
1,100	Daiho Corp.	32,150
1,300	Daiwabo Holdings Co., Ltd.	74,816
5,900	DCM Holdings Co., Ltd.(1)	55,010
3,749	Doutor Nichires Holdings Co., Ltd.	71,230
1,900	DTS Corp.	70,208
1,958	Dydo Group Holdings, Inc.	88,272
300	Fujitsu General Ltd.	4,244
6,121	Geo Holdings Corp.	85,053
11,000	Hazama Ando Corp.(1)	73,641
1,567	Heiwado Co., Ltd.(1)	33,369
2,347	Inaba Denki Sangyo Co., Ltd.	90,861
14,700	Itochu Enex Co., Ltd.	118,466
3,100	Iwatani Corp.(1)	99,566
4,400	Kaga Electronics Co., Ltd.(1)	80,777
2,821	Kanematsu Corp.(1)	32,241
16,400	Kansai Mirai Financial Group, Inc.(1)	116,608
1,800	Keihin Corp.	29,467
700	Kinden Corp.	11,599
1,668	Kokuyo Co., Ltd.	24,473
12,000	Konica Minolta, Inc.(1)	118,065
5,981	KYORIN Holdings, Inc.(1)	116,772
2,169	Kyowa Exeo Corp.	59,866
837	Kyudenko Corp.	26,240
2,578	Maeda Road Construction Co., Ltd.	50,053
6,900	Marvelous, Inc.(1)	53,549
2,468	Maxell Holdings Ltd.	35,007
7,982	MCJ Co., Ltd.	58,341
499	Megmilk Snow Brand Co., Ltd.	12,145

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Japan - 16.0% - (continued)
5,860	Ministop Co., Ltd.	$90,744
3,023	Mirait Holdings Corp.(1)	44,163
4,000	Mixi, Inc.	92,443
1,082	Mochida Pharmaceutical Co., Ltd.	55,525
4,769	NEC Networks & System Integration Corp.	115,256
973	Nihon Unisys Ltd.	25,774
161	Nojima Corp.	2,922
8,400	Oki Electric Industry Co., Ltd.(1)	99,265
1,169	PAL GROUP Holdings Co., Ltd.	31,737
1,461	Paramount Bed Holdings Co., Ltd.	64,810
4,678	Plenus Co., Ltd.(1)	74,638
4,700	Raito Kogyo Co., Ltd.	63,355
4,500	Sanki Engineering Co., Ltd.	49,194
2,300	Senko Group Holdings Co., Ltd.(1)	19,097
7,000	SKY Perfect JSAT Holdings, Inc.(1)	29,092
3,039	St Marc Holdings Co., Ltd.	68,339
8,200	Sumitomo Mitsui Construction Co., Ltd.	57,119
800	Sushiro Global Holdings Ltd.	55,075
2,619	T-Gaia Corp.	43,443
574	Taikisha Ltd.	17,451
4,308	Takuma Co., Ltd.	51,415
1,113	Toho Holdings Co., Ltd.(1)	27,784
7,400	TOKAI Holdings Corp.	61,441
500	Tokyo Seimitsu Co., Ltd.	12,721
6,900	Tokyu Construction Co., Ltd.	51,741
2,600	Toshiba TEC Corp.	72,232
300	Towa Pharmaceutical Co., Ltd.	7,895
96	Unipres Corp.	1,500
9,200	United Super Markets Holdings, Inc.(1)	91,015
1,728	Valor Holdings Co., Ltd.	41,871
10,400	Yamazen Corp.(1)	109,652

		3,774,247

	Liechtenstein - 0.1%
229	VP Bank AG	31,594

	Luxembourg - 0.2%
960	Altisource Portfolio Solutions S.A.*	22,723
1,463	Grand City Properties S.A.	35,319

		58,042

	Netherlands - 0.4%
1,038	Flow Traders(2)	28,672
4,780	PostNL N.V.	12,232
818	Signify N.V.(2)	21,906
1,062	Sligro Food Group N.V.	38,099

		100,909

	New Zealand - 0.9%
69,910	Air New Zealand Ltd.	120,865
23,924	Z Energy Ltd.	102,139

		223,004

	Norway - 0.7%
119	Entra ASA(2)	1,799
4,479	SpareBank 1 SMN(1)	45,458
11,041	Veidekke ASA	116,031

		163,288

	Poland - 0.5%
84,200	EPP N.V.	113,794

	Singapore - 0.8%
20,100	ComfortDelGro Corp. Ltd.	38,137
6,217	Frasers Centrepoint Trust REIT	10,924
2,798	Kulicke & Soffa Industries, Inc.	61,864
1,700	Mapletree North Asia Commercial Trust REIT	1,657
15,600	StarHub Ltd.	17,160

The accompanying notes are an integral part of these financial statements.

23

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Singapore - 0.8% - (continued)
51,700	Yanlord Land Group Ltd.	$51,910

		181,652

	South Africa - 1.3%
5,148	Mondi Ltd.	113,796
15,026	Reunert Ltd.	73,977
22,641	Telkom S.A. SOC Ltd.	114,483

		302,256

	South Korea - 5.6%
1,913	Binggrae Co., Ltd.	113,085
5,180	Cheil Worldwide, Inc.	110,436
832	CJ Corp.	91,255
180	Com2uSCorp	16,555
1,208	Daesang Corp.	30,171
3,829	DGB Financial Group, Inc.	27,560
643	GS Home Shopping, Inc.	101,341
625	GS Retail Co., Ltd.	21,556
450	Hanwha Corp.	12,052
1,586	Harim Holdings Co., Ltd.	16,208
2,327	Huchems Fine Chemical Corp.	45,716
753	Hyundai Home Shopping Network Corp.	72,308
3,234	Hyundai Marine & Fire Insurance Co., Ltd.	107,980
905	IS Dongseo Co., Ltd.	25,035
7,767	JB Financial Group Co., Ltd.	38,113
2,596	Jeju Air Co., Ltd.	90,452
60	Korea Petrochemical Ind Co., Ltd.	8,299
9,144	Korean Reinsurance Co.	73,709
4,593	LF Corp.	101,159
5,474	Meritz Fire & Marine Insurance Co., Ltd.	117,186
92	NongShim Co., Ltd.	25,045
312	S&T Motiv Co., Ltd.	10,610
579	S-1 Corp.	51,264
110	Samsung Card Co., Ltd.	3,334
295	Soulbrain Co., Ltd.	13,748

		1,324,177

	Spain - 0.2%
1,253	Bolsas y Mercados Espanoles SHMSF S.A.	35,061
708	Cia de Distribucion Integral Logista Holdings S.A.	16,694
184	Lar Espana Real Estate Socimi S.A. REIT	1,537

		53,292

	Sweden - 2.0%
12,779	Bilia AB Class A	109,324
8,079	Clas Ohlson AB Class B(1)	62,278
3,371	Hemfosa Fastigheter AB	29,638
1,627	JM AB	29,224
8,508	Nobina AB(2)	54,899
10,019	Peab AB	86,793
50,244	SAS AB*	101,297

		473,453

	Switzerland - 1.1%
143	Autoneum Holding AG(1)	16,484
138	BKW AG	9,409
1	dormakaba Holding AG*	716
791	Galenica AG(2)	39,157
612	Implenia AG	18,226
40	Schweiter Technologies AG	38,598
1,123	Sunrise Communications Group AG*(1)(2)	82,655
421	Valiant Holding AG	48,361

		253,606

	Taiwan - 3.8%
22,000	Coretronic Corp.*	34,691
62,000	Eva Airways Corp.	30,376

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Taiwan - 3.8% - (continued)
2,208	FLEXium Interconnect, Inc.*	$6,648
23,000	Fusheng Precision Co., Ltd.	121,640
51,563	Gigabyte Technology Co., Ltd.	82,145
16,000	Great Wall Enterprise Co., Ltd.	18,325
110,000	HannStar Display Corp.	24,341
15,000	Micro-Star International Co., Ltd.	42,098
16,469	Powertech Technology, Inc.	38,901
20,637	Primax Electronics Ltd.	40,644
27,000	Radiant Opto-Electronics Corp.	86,377
42,000	Ruentex Industries Ltd.*	110,245
10,871	Tripod Technology Corp.	35,096
20,000	United Integrated Services Co., Ltd.	70,408
14,562	Wistron NeWeb Corp.	38,271
10,083	WT Microelectronics Co., Ltd.	13,299
33,000	Zhen Ding Technology Holding Ltd.	102,467

		895,972

	Thailand - 0.3%
1,592	Fabrinet*	83,357

	United Kingdom - 4.3%
1,777	Aggreko plc	18,228
5,588	Avast plc*(2)	20,628
24,142	Charter Court Financial Services Group plc(2)	104,441
6,785	Countryside Properties plc(2)	28,716
5,073	Daily Mail & General Trust plc	42,670
4,002	Dart Group plc	41,380
4,226	Go-Ahead Group plc	107,986
2,230	Greggs plc	53,438
34,118	Halfords Group plc	103,141
8,486	Hudson Ltd. Class A*	116,683
2,624	John Laing Group plc(2)	12,993
5,056	Just Group plc	4,032
1,553	National Express Group plc	8,216
21,501	OneSavings Bank plc	107,473
5,796	Safestore Holdings plc REIT	45,051
343	Spectris plc	11,218
14,862	Stagecoach Group plc	29,746
182	Tate & Lyle plc	1,721
2,046	Travelport Worldwide Ltd.	32,184
9,742	UNITE Group plc	116,470

		1,006,415

	United States - 31.9%
1,770	1-800-Flowers.com, Inc. Class A*	32,267
2,138	Aaron’s, Inc.	112,459
2,430	Abercrombie & Fitch Co., Class A	66,606
66	Acushnet Holdings Corp.	1,527
113	Addus HomeCare Corp.*	7,186
579	AMC Networks, Inc. Class A*(1)	32,864
877	Amedisys, Inc.*	108,099
839	American National Insurance Co.	101,368
3,697	Amkor Technology, Inc.*	31,572
2,477	AMN Healthcare Services, Inc.*	116,642
855	ANGI Homeservices, Inc. Class A*(1)	13,201
307	AngioDynamics, Inc.*	7,018
1,210	Anika Therapeutics, Inc.*	36,590
4,971	Apollo Medical Holdings, Inc.*(1)	91,069
932	Arch Coal, Inc. Class A(1)	85,064
1,430	Argan, Inc.	71,428
68	Atrion Corp.	59,750
5,575	Avaya Holdings Corp.*(1)	93,827
1,624	Big Lots, Inc.	61,744
647	BioTelemetry, Inc.*	40,515
471	Blackstone Mortgage Trust, Inc. Class A REIT(1)	16,278
156	Boston Beer Co., Inc. Class A*(1)	45,978

The accompanying notes are an integral part of these financial statements.

24

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	United States - 31.9% - (continued)
822	BP Prudhoe Bay Royalty Trust	$21,865
719	Brady Corp. Class A	33,369
1,616	Brinker International, Inc.(1)	71,718
3,065	Buckle, Inc.(1)	57,377
44	CACI International, Inc. Class A*	8,009
1,391	Cactus, Inc. Class A*	49,520
525	Cal-Maine Foods, Inc.	23,431
472	Cambrex Corp.*	18,337
3,296	Casa Systems, Inc.*	27,357
166	Casey’s General Stores, Inc.	21,376
26	Chemed Corp.	8,322
56	Chesapeake Utilities Corp.	5,108
44	Chico’s FAS, Inc.	188
1,096	Chimera Investment Corp. REIT(1)	20,539
119	Coca-Cola Bottling Co. ,Consolidated	34,252
507	CONMED Corp.	42,172
1,473	CONSOL Energy, Inc.*	50,406
1,849	Corvel Corp.*	120,629
1,224	CSG Systems International, Inc.	51,775
2,279	CVR Energy, Inc.	93,895
1,181	Designer Brands, Inc.(1)	26,242
1,443	Dick’s Sporting Goods, Inc.(1)	53,117
737	Diodes, Inc.*	25,574
745	Dolby Laboratories, Inc. Class A	46,913
360	Douglas Dynamics, Inc.	13,705
707	EchoStar Corp. Class A*	25,770
1,723	Emergent BioSolutions, Inc.*	87,046
1,492	Employers Holdings, Inc.	59,844
4,511	Ennis, Inc.	93,648
2,101	Ensign Group, Inc.	107,550
1,198	ePlus, Inc.*	106,071
165	FB Financial Corp.	5,240
1,100	FBL Financial Group, Inc. Class A	68,992
2,888	First Interstate BancSystem, Inc. Class A	115,000
9,182	Five Point Holdings LLC Class A*(1)	66,202
815	Genesco, Inc.*	37,123
22,493	Genworth Financial, Inc. Class A*	86,148
911	Getty Realty Corp. REIT	29,179
2,397	Globus Medical, Inc. Class A*	118,436
87	Graham Holdings Co. Class B	59,437
1,045	Granite Point Mortgage Trust, Inc. REIT	19,406
236	Greenbrier Cos., Inc.	7,606
539	Greif, Inc. Class A	22,234
532	Guess?, Inc.	10,427
3,911	H&R Block, Inc.	93,629
1,057	Horace Mann Educators Corp.	37,217
85	Hub Group, Inc. Class A*	3,472
54	ICF International, Inc.	4,108
184	Ichor Holdings Ltd.*(1)	4,155
504	Industrial Logistics Properties Trust REIT	10,166
1,397	Ingles Markets, Inc. Class A	38,585
4,510	Inovalon Holdings, Inc. Class A*(1)	56,059
2,173	Insight Enterprises, Inc.*	119,645
79	Insperity, Inc.	9,769
557	Kaman Corp.	32,551
32	Kelly Services, Inc. Class A	706
3,772	Laureate Education, Inc. Class A*	56,467
1,085	LHC Group, Inc.*(1)	120,283
958	Louisiana-Pacific Corp.	23,356
1,230	Magellan Health, Inc.*	81,082
9,684	Magnolia Oil & Gas Corp.*(1)	116,208
681	ManTech International Corp. Class A	36,788
1,523	Marcus & Millichap, Inc. REIT*	62,032
2,210	Match Group, Inc.(1)	125,108
245	MAXIMUS, Inc.	17,390
335	McGrath Rent Corp.	18,951

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	United States - 31.9% - (continued)
2,244	MEDNAX, Inc.*	$60,969
696	Mercury General Corp.	34,849
98	Meredith Corp.	5,415
6,875	Meridian Bioscience, Inc.	121,069
1,451	MFA Financial, Inc. REIT	10,549
70	MicroStrategy, Inc. Class A*	10,097
908	MSG Networks, Inc. Class A*	19,749
951	Murphy USA, Inc.*	81,425
1,467	National HealthCare Corp.	111,316
1,136	National Presto Industries, Inc.(1)	123,313
342	National Western Life Group, Inc. Class A	89,765
192	Navigators Group, Inc.	13,415
2,550	NextGen Healthcare, Inc.*	42,916
268	NorthWestern Corp.	18,870
344	NuVasive, Inc.*	19,536
1,430	Oritani Financial Corp.	23,781
2,031	Par Pacific Holdings, Inc.*	36,172
2,701	Patterson Cos., Inc.	59,017
1,247	PC Connection, Inc.	45,727
1,417	PennyMac Financial Services, Inc.	31,514
1,160	PennyMac Mortgage Investment Trust REIT	24,024
2,023	Philbro Animal Health Corp. Class A	66,759
9,619	Photronics, Inc.*	90,900
139	Portland General Electric Co.	7,206
3,011	Premier, Inc. Class A*	103,849
2,650	ProPetro Holding Corp.*	59,731
4,290	Renewable Energy Group, Inc.*(1)	94,208
1,226	REX American Resources Corp.*	98,828
350	Safety Insurance Group, Inc.	30,499
5,544	Sally Beauty Holdings, Inc.*(1)	102,065
108	Sanderson Farms, Inc.(1)	14,239
2,137	Schneider National, Inc. Class B	44,984
127	Scholastic Corp.	5,050
270	Select Medical Holdings Corp.*	3,804
1,772	Selective Insurance Group, Inc.	112,132
830	Sleep Number Corp.*	39,010
4,690	SMART Global Holdings, Inc.*(1)	90,048
622	Spirit Airlines, Inc.*	32,879
4,159	Steelcase, Inc. Class A	60,513
1,027	Stepan Co.	89,883
86	Sturm Ruger & Co., Inc.	4,560
1,932	Sunstone Hotel Investors, Inc. REIT	27,821
3,167	Sykes Enterprises, Inc.*	89,563
1,917	Telephone & Data Systems, Inc.	58,909
3,321	TPG RE Finance Trust, Inc. REIT	65,092
666	Trinseo S.A.	30,170
10,823	TrustCo Bank Corp.	83,986
31	TTM Technologies, Inc.*	364
341	U.S. Physical Therapy, Inc.	35,815
4	UniFirst Corp.	614
6,180	Unisys Corp.*(1)	72,121
1,274	United Fire Group, Inc.	55,687
2,480	United States Cellular Corp.*	113,857
76	Unitil Corp.	4,117
893	Universal Corp.	51,464
83	USANA Health Sciences, Inc.*	6,961
4,774	Virtu Financial, Inc. Class A(1)	113,382
235	Vishay Intertechnology, Inc.	4,340
3,763	Warrior Met Coal, Inc.	114,395
2,636	Weis Markets, Inc.	107,575
243	Williams-Sonoma, Inc.(1)	13,674

		7,535,876

	Total Common Stocks (cost $22,334,734)	$23,378,507

The accompanying notes are an integral part of these financial statements.

25

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 0.2%
	Germany - 0.2%
6,582	Schaeffler AG, 4.39%	$53,567

	Total Preferred Stocks (cost $91,015)	$53,567

	Total Long-Term Investments (cost $22,425,749)	$23,432,074

SHORT-TERM INVESTMENTS - 1.8%
	Securities Lending Collateral - 1.6%
374,571	State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%(3)	$374,571

	U.S. Treasury Bill - 0.2%
	U.S. Treasury Bill
$55,000	2.38%, 06/06/2019(4)(5)	54,762

	Total Short-Term Investments (cost $429,331)	$429,333

Total Investments (cost $22,855,080)	101.0%	$23,861,407
Other Assets and Liabilities	(1.0)%	(238,115)

Total Net Assets	100.0%	$23,623,292

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2019, the aggregate value of these securities was $999,665, representing 4.2% of net assets.

(3)	Current yield as of period end.

(4)	The rate shown represents current yield to maturity.

(5)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at March 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	06/21/2019	$77,190	$(562)
MSCI EAFE Index Future	1	06/21/2019	93,320	1,036

Total				$474

Total futures contracts				$474

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

26

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$1,320,974	$1,320,974	$—	$—
Belgium	33,589	33,589	—	—
Bermuda	90,798	90,798	—	—
Brazil	301,948	301,948	—	—
Canada	1,033,844	1,033,844	—	—
China	1,846,290	1,846,290	—	—
Denmark	109,639	109,639	—	—
Finland	6,178	6,178	—	—
France	438,600	438,600	—	—
Georgia	48,119	48,119	—	—
Germany	238,172	238,172	—	—
Hong Kong	762,446	762,446	—	—
Ireland	13,050	13,050	—	—
Israel	324,008	324,008	—	—
Italy	235,918	235,918	—	—
Japan	3,774,247	3,774,247	—	—
Liechtenstein	31,594	31,594	—	—
Luxembourg	58,042	58,042	—	—
Netherlands	100,909	100,909	—	—
New Zealand	223,004	223,004	—	—
Norway	163,288	163,288	—	—
Poland	113,794	113,794	—	—
Singapore	181,652	181,652	—	—
South Africa	302,256	302,256	—	—
South Korea	1,324,177	1,324,177	—	—
Spain	53,292	53,292	—	—
Sweden	473,453	473,453	—	—
Switzerland	253,606	253,606	—	—
Taiwan	895,972	895,972	—	—
Thailand	83,357	83,357	—	—
United Kingdom	1,006,415	1,006,415	—	—
United States	7,535,876	7,535,876	—	—
Preferred Stocks	53,567	53,567	—	—
Short-Term Investments	429,333	374,571	54,762	—
Futures Contracts(2)	1,036	1,036	—	—

Total	$23,862,443	$23,807,681	$54,762	$—

Liabilities
Futures Contracts(2)	$(562)	$(562)	$—	$—

Total	$(562)	$(562)	$—	$—

(1)	For the six-month period ended March 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

27

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3%
	Australia - 6.9%
889	AGL Energy Ltd.	$13,748
1,541	Amcor Ltd.(1)	16,847
8,447	Aurizon Holdings Ltd.	27,302
869	Australia & New Zealand Banking Group Ltd.	16,068
1,464	Caltex Australia Ltd.	27,257
72	Cochlear Ltd.	8,862
51	Commonwealth Bank of Australia	2,559
2,215	Computershare Ltd.	26,874
197	CSL Ltd.	27,280
5,859	DuluxGroup Ltd.(1)	30,798
1,349	GPT Group REIT	5,951
439	National Australia Bank Ltd.	7,880
598	Ramsay Health Care Ltd.(1)	27,335
1,640	Sonic Healthcare Ltd.	28,612
920	Stockland REIT	2,516
1,462	Tabcorp Holdings Ltd.	4,798
2,956	Transurban Group	27,717
1,259	Wesfarmers Ltd.(1)	30,989
260	Westpac Banking Corp.(1)	4,787
1,351	Woolworths Group Ltd.(1)	29,174

		367,354

	Belgium - 0.0%
12	Cofinimmo S.A. REIT	1,595

	Brazil - 0.3%
3,709	Ambev S.A.	16,040

	Canada - 10.1%
205	Alimentation Couche-Tard, Inc. Class B	12,079
359	Bank of Montreal	26,870
387	Bank of Nova Scotia(1)	20,608
601	BCE, Inc.	26,695
1,510	CAE, Inc.	33,468
600	Canadian Apartment Properties REIT	23,071
200	Canadian Imperial Bank of Commerce	15,809
303	Canadian National Railway Co.	27,133
116	Canadian Tire Corp. Ltd. Class A	12,503
294	CCL Industries, Inc. Class B	11,906
65	CGI, Inc.*	4,470
565	Enbridge, Inc.	20,469
1,500	First Capital Realty, Inc.	24,028
6	George Weston Ltd.	431
228	Imperial Oil Ltd.	6,226
536	Inter Pipeline Ltd.(1)	8,871
48	Loblaw Cos., Ltd.	2,368
637	Pembina Pipeline Corp.	23,407
135	Quebecor, Inc. Class B	3,310
1,359	RioCan Real Estate Investment Trust REIT	26,927
495	Rogers Communications, Inc. Class B(1)	26,629
265	Royal Bank of Canada	19,999
1,352	Shaw Communications, Inc. Class B	28,144
843	Suncor Energy, Inc.	27,329
876	TELUS Corp.	32,432
152	Thomson Reuters Corp.(1)	8,998
416	Toronto-Dominion Bank	22,582
393	TransCanada Corp.(1)	17,656
400	WSP Global, Inc.	21,866

		536,284

	China - 2.8%
32,000	China Construction Bank Corp. Class H	27,435
1,500	China Merchants Bank Co., Ltd. Class H	7,290
46,000	China Telecom Corp. Ltd. Class H	25,549
6,000	Fuyao Glass Industry Group Co., Ltd. Class H(2)	20,140
20,000	Guangzhou Automobile Group Co., Ltd. Class H	23,618
4,000	Jiangsu Expressway Co., Ltd. Class H	5,656

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	China - 2.8% - (continued)
2,600	Shenzhou International Group Holdings Ltd.	$34,844
12,000	Zall Smart Commerce Group Ltd.*	4,693

		149,225

	Denmark - 1.9%
201	Carlsberg A/S Class B	25,129
243	Coloplast A/S Class B	26,688
310	DSV A/S	25,663
456	Novo Nordisk A/S Class B	23,895

		101,375

	Finland - 0.1%
125	Kone Oyj Class B	6,310

	France - 3.9%
232	Air Liquide S.A.	29,528
193	EssilorLuxottica S.A.	21,103
46	Hermes International	30,381
74	L’Oreal S.A.	19,925
1,926	Orange S.A.	31,358
267	Sanofi	23,606
144	Sodexo S.A.	15,872
63	Thales S.A.	7,551
447	TOTAL S.A.(1)	24,855
5	Vinci S.A.	487

		204,666

	Germany - 3.3%
120	adidas AG	29,185
118	Allianz SE	26,271
123	BASF SE	9,050
1,356	Deutsche Telekom AG	22,527
236	Merck KGaA	26,937
248	SAP SE	28,682
293	Siemens AG	31,564

		174,216

	Hong Kong - 6.3%
2,500	China Mobile Ltd.	25,478
17,000	CITIC Ltd.	25,381
1,000	CK Hutchison Holdings Ltd.	10,503
2,000	CK Infrastructure Holdings Ltd.	16,420
2,500	CLP Holdings Ltd.	28,981
1,100	Dairy Farm International Holdings Ltd.	9,229
8,000	Guangdong Investment Ltd.	15,450
800	Hang Seng Bank Ltd.	19,740
11,000	HKBN Ltd.	17,516
10,560	Hong Kong & China Gas Co., Ltd.	25,317
300	Jardine Strategic Holdings Ltd.	11,229
3,000	Link REIT	35,083
3,524	MTR Corp. Ltd.	21,818
13,000	PCCW Ltd.	8,082
1,000	Power Assets Holdings Ltd.	6,936
2,000	Swire Pacific Ltd. Class A	25,733
2,000	VTech Holdings Ltd.	20,446
10,000	Zhongyu Gas Holdings Ltd.	9,070

		332,412

	India - 2.4%
118	HDFC Bank Ltd. ADR	13,678
2,912	Infosys Ltd. ADR(1)	31,828
1,396	Larsen & Toubro Ltd. GDR	27,808
774	Mahindra & Mahindra Ltd. GDR	7,663
4,882	Wipro Ltd. ADR	19,430
529	WNS Holdings Ltd. ADR*	28,180

		128,587

The accompanying notes are an integral part of these financial statements.

28

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Indonesia - 2.6%
42,000	Astra International Tbk PT	$21,605
12,500	Bank Central Asia Tbk PT	24,359
65,185	Chandra Asri Petrochemical Tbk PT	25,863
1,955,000	Hanson International Tbk PT*	14,004
13,900	Indofood CBP Sukses Makmur Tbk PT	9,102
65,500	Telekomunikasi Indonesia Persero Tbk PT	18,169
7,000	Unilever Indonesia Tbk PT	24,198

		137,300

	Ireland - 1.0%
551	CRH plc	17,107
1,242	Experian plc	33,646

		50,753

	Israel - 2.5%
315	Alony Hetz Properties & Investments Ltd.	3,545
171	Azrieli Group Ltd.	10,135
200	Check Point Software Technologies Ltd.*	25,298
269	Nice Ltd.*	31,708
108	Paz Oil Co., Ltd.	16,134
964	Radware Ltd.*	25,189
216	Taro Pharmaceutical Industries Ltd.	23,347

		135,356

	Italy - 1.5%
1,620	Eni S.p.A.	28,657
644	Recordati S.p.A.	25,099
4,840	Snam S.p.A.	24,885

		78,641

	Japan - 15.6%
700	ANA Holdings, Inc.	25,670
1,600	Astellas Pharma, Inc.	23,974
500	Bridgestone Corp.	19,271
1,000	Canon, Inc.	29,028
300	Chugai Pharmaceutical Co., Ltd.	20,626
1,900	DeNA Co., Ltd.(1)	28,615
300	Denso Corp.	11,701
300	East Japan Railway Co.	28,947
600	FUJIFILM Holdings Corp.	27,288
100	Hankyu Hanshin Holdings, Inc.	3,749
1,700	ITOCHU Corp.(1)	30,756
700	Japan Airlines Co., Ltd.	24,658
5	Japan Logistics Fund, Inc. REIT	10,611
2,300	Japan Post Holdings Co., Ltd.	26,931
1	Japan Real Estate Investment Corp. REIT	5,900
1	Japan Retail Fund Investment Corp. REIT	2,012
600	Kaken Pharmaceutical Co., Ltd.	27,267
100	KDDI Corp.	2,155
500	Kintetsu Group Holdings Co., Ltd.	23,309
300	Kuraray Co., Ltd.	3,816
600	McDonald’s Holdings Co. Japan Ltd.	27,754
500	Mitsubishi Corp.	13,886
1,600	Mitsubishi Electric Corp.	20,563
600	Mitsubishi Heavy Industries Ltd.	24,925
600	Mitsui & Co., Ltd.	9,316
12,800	Mizuho Financial Group, Inc.	19,810
300	Nagoya Railroad Co., Ltd.	8,307
700	NEC Corp.	23,684
2,000	Nippon Kayaku Co., Ltd.	23,635
3,900	Nissan Motor Co., Ltd.(1)	32,001
700	NTT DOCOMO, Inc.	15,504
200	Oriental Land Co., Ltd.	22,713
400	Otsuka Holdings Co., Ltd.	15,717
300	Secom Co., Ltd.	25,700
1,900	Seiko Epson Corp.(1)	29,096

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Japan - 15.6% - (continued)
2,000	Sekisui House Ltd.	$33,103
100	Seven & i Holdings Co., Ltd.	3,773
1,600	Skylark Holding Co., Ltd.	26,526
700	Sumitomo Rubber Industries Ltd.(1)	8,399
200	Tokio Marine Holdings, Inc.	9,689
500	Toyota Motor Corp.	29,304
5,500	Yamada Denki Co., Ltd.(1)	27,131

		826,820

	Malaysia - 2.3%
24,500	DiGi.Com Bhd	27,306
7,400	HAP Seng Consolidated Bhd	17,945
15,300	IHH Healthcare Bhd	21,624
2,200	Kuala Lumpur Kepong Bhd	13,364
5,000	Maxis Bhd	6,565
12,300	Petronas Chemicals Group Bhd	27,598
3,200	Tenaga Nasional Bhd	9,923

		124,325

	Mexico - 0.2%
1,104	Fomento Economico Mexicano S.A.B. de C.V.	10,183

	Netherlands - 1.3%
78	Koninklijke DSM N.V.	8,510
134	Koninklijke Philips N.V.	5,464
616	QIAGEN N.V.*	24,997
895	Royal Dutch Shell plc Class A	28,147

		67,118

	Norway - 1.7%
1,785	Atea ASA*	25,951
1,265	Equinor ASA	27,741
832	Marine Harvest ASA*	18,598
845	Telenor ASA	16,946

		89,236

	Philippines - 0.8%
9,400	Ayala Land, Inc.	8,038
2,040	Manila Electric Co.	14,763
640	SM Investments Corp.	11,384
10,800	SM Prime Holdings, Inc.	8,206

		42,391

	Portugal - 0.0%
60	Galp Energia SGPS S.A.	962

	Russia - 0.1%
284	MMC Norilsk Nickel PJSC ADR	5,998

	Singapore - 0.8%
200	Ascendas Real Estate Investment Trust REIT	430
2,700	Mapletree Logistics Trust REIT	2,910
3,900	SATS Ltd.	14,713
4,400	Singapore Telecommunications Ltd.	9,810
1,300	Suntec Real Estate Investment Trust REIT	1,872
2,300	UOL Group Ltd.	11,801

		41,536

	South Africa - 0.5%
19,110	Fortress REIT Ltd. Class A, REIT	24,329

	South Korea - 5.6%
42	Chong Kun Dang Pharmaceutical Corp.	3,774
56	GS Home Shopping, Inc.	8,826
308	Hyundai Department Store Co., Ltd.	27,405
274	Hyundai Home Shopping Network Corp.	26,311
206	Hyundai Motor Co.	21,687
916	Kangwon Land, Inc.	25,823

The accompanying notes are an integral part of these financial statements.

29

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	South Korea - 5.6% - (continued)
594	Kia Motors Corp.	$18,499
1,790	KT Corp. ADR	22,268
139	LG Corp.	9,490
88	NongShim Co., Ltd.	23,956
15	Ottogi Corp.	10,189
275	S-1 Corp.	24,348
647	Samsung Electronics Co., Ltd.	25,450
120	Shinhan Financial Group Co., Ltd.	4,440
74	SK Holdings Co., Ltd.	17,635
121	SK Telecom Co., Ltd.	26,810

		296,911

	Spain - 1.0%
307	Amadeus IT Group S.A.	24,612
3,644	Telefonica S.A.	30,561

		55,173

	Sweden - 1.2%
1,216	Assa Abloy AB Class B	26,312
391	Swedbank AB Class A(1)	5,537
7,039	Telia Co., AB	31,836

		63,685

	Switzerland - 3.1%
362	Ferguson plc	23,038
12	Givaudan S.A.	30,654
296	Nestle S.A.	28,206
291	Novartis AG	27,987
81	Roche Holding AG	22,314
259	Swiss Re AG	25,299
15	Swisscom AG(1)	7,335

		164,833

	Taiwan - 5.4%
2,000	Cheng Shin Rubber Industry Co., Ltd.	2,722
11,000	Chong Hong Construction Co., Ltd.	32,122
8,000	Chunghwa Telecom Co., Ltd.	28,423
41,000	Compal Electronics, Inc.	25,475
27,000	Everlight Electronics Co., Ltd.	27,376
2,000	Far EasTone Telecommunications Co., Ltd.	4,822
1,000	Formosa Chemicals & Fibre Corp.	3,634
2,000	Formosa Plastics Corp.	7,106
3,000	Foxconn Technology Co., Ltd.	5,986
6,000	Highwealth Construction Corp.	9,890
800	Hon Hai Precision Industry Co., Ltd.	1,908
2,000	Hung Sheng Construction Ltd.	1,927
3,000	Nan Ya Plastics Corp.	7,680
7,000	Pou Chen Corp.	8,528
8,000	Sinbon Electronics Co., Ltd.	26,865
1,000	Supreme Electronics Co., Ltd.	1,019
2,000	Taiwan Mobile Co., Ltd.	7,235
3,000	Taiwan Semiconductor Manufacturing Co., Ltd.	23,896
13,000	Uni-President Enterprises Corp.	31,550
20,000	WT Microelectronics Co., Ltd.	26,379

		284,543

	Thailand - 2.8%
1,000	Advanced Info Service plc NVDR	5,798
14,300	Airports of Thailand plc NVDR	30,641
261,700	Bangkok Land plc NVDR	12,947
1,500	Bumrungrad Hospital plc NVDR	8,484
10,500	Central Pattana plc NVDR	24,236
10,600	CP ALL plc NVDR	24,968
900	Electricity Generating plc NVDR	8,281
900	Glow Energy plc NVDR	2,581
2,900	Ratchaburi Electricity Generating Holding plc NVDR	5,346
1,404	Siam Cement plc NVDR	21,324
10,700	Supalai plc NVDR	6,372

		150,978

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Turkey - 1.4%
933	BIM Birlesik Magazalar A.S.	$12,584
19,327	Enka Insaat ve Sanayi A.S.	15,702
2,449	KOC Holding A.S.	6,975
19,564	Soda Sanayii A.S.	25,972
541	Tupras Turkiye Petrol Rafinerileri A.S.	11,950

		73,183

	United Kingdom - 9.8%
388	AstraZeneca plc	31,018
838	BAE Systems plc	5,268
4,296	BP plc	31,264
1,111	Compass Group plc	26,124
493	Croda International plc	32,364
804	Diageo plc	32,875
1,152	GlaxoSmithKline plc	23,970
1,514	Halma plc	32,986
1,681	HSBC Holdings plc	13,653
2,598	Informa plc	25,194
348	InterContinental Hotels Group plc	20,927
292	Intertek Group plc	18,480
156	Linde plc	27,445
2,305	Pearson plc	25,116
1,091	RELX plc	23,336
6,813	Rentokil Initial plc	31,365
3,799	Rightmove plc	25,246
628	Sage Group plc	5,738
1,415	Smith & Nephew plc	28,081
99	Smiths Group plc	1,851
493	Unilever N.V.	28,664
387	Unilever plc	22,163
3,385	Vodafone Group plc	6,166

		519,294

	United States - 0.1%
56	Carnival plc	2,747

	Total Common Stocks (cost $4,986,595)	$5,264,359

PREFERRED STOCKS - 0.0%
	Germany - 0.0%
37	Fuchs Petrolub SE, 2.01%	$1,525

	South Korea - 0.0%
6	CJ Corp.*(3)(4)	194

	Total Preferred Stocks (cost $2,152)	$1,719

	Total Long-Term Investments (cost $4,988,747)	$5,266,078

SHORT-TERM INVESTMENTS - 1.2%
	Securities Lending Collateral - 1.2%
60,538	State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%(5)	$60,538

	Total Short-Term Investments (cost $60,538)	$60,538

Total Investments (cost $5,049,285)	100.5%	$5,326,616
Other Assets and Liabilities	(0.5)%	(24,872)

Total Net Assets	100.0%	$5,301,744

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.

30

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2019, the aggregate value of this security was $20,140, representing 0.4% of net assets.

(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At
March 31, 2019, the aggregate fair value of this security was $194, which represented 0.0% of total net assets.

(4)	Investment valued using significant unobservable inputs.

(5)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$367,354	$367,354	$—	$—
Belgium	1,595	1,595	—	—
Brazil	16,040	16,040	—	—
Canada	536,284	536,284	—	—
China	149,225	149,225	—	—
Denmark	101,375	101,375	—	—
Finland	6,310	6,310	—	—
France	204,666	204,666	—	—
Germany	174,216	174,216	—	—
Hong Kong	332,412	332,412	—	—
India	128,587	128,587	—	—
Indonesia	137,300	137,300	—	—
Ireland	50,753	50,753	—	—
Israel	135,356	135,356	—	—
Italy	78,641	78,641	—	—
Japan	826,820	826,820	—	—
Malaysia	124,325	124,325	—	—
Mexico	10,183	10,183	—	—
Netherlands	67,118	67,118	—	—
Norway	89,236	89,236	—	—
Philippines	42,391	42,391	—	—
Portugal	962	962	—	—
Russia	5,998	5,998	—	—
Singapore	41,536	41,536	—	—
South Africa	24,329	24,329	—	—
South Korea	296,911	296,911	—	—
Spain	55,173	55,173	—	—
Sweden	63,685	63,685	—	—
Switzerland	164,833	164,833	—	—
Taiwan	284,543	284,543	—	—
Thailand	150,978	150,978	—	—
Turkey	73,183	73,183	—	—
United Kingdom	519,294	519,294	—	—
United States	2,747	2,747	—	—
Preferred Stocks	1,719	1,525	—	194
Short-Term Investments	60,538	60,538	—	—

Total	$5,326,616	$5,326,422	$—	$194

(1)	For the six-month period ended March 31, 2019, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended March 31, 2019 is not presented.

The accompanying notes are an integral part of these financial statements.

31

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Banks - 1.0%
374	Capitol Federal Financial, Inc.	$4,993
11	Commerce Bancshares, Inc.	639
136	JP Morgan Chase & Co.	13,767
1,413	TFS Financial Corp.	23,272
656	US Bancorp	31,613

		74,284

	Capital Goods - 7.6%
331	3M Co.	68,775
47	Allegion plc	4,263
10	ESCO Technologies, Inc.	670
164	General Dynamics Corp.	27,762
584	Honeywell International, Inc.	92,809
38	IDEX Corp.	5,766
151	Ingersoll-Rand plc	16,301
593	Kaman Corp.	34,655
45	Lennox International, Inc.	11,898
225	Lincoln Electric Holdings, Inc.	18,871
161	Lockheed Martin Corp.	48,326
242	MSC Industrial Direct Co., Inc. Class A	20,016
116	Northrop Grumman Corp.	31,274
347	Raytheon Co.	63,182
6	Roper Technologies, Inc.	2,052
454	Toro Co.	31,253
482	United Technologies Corp.	62,125
45	Watsco, Inc.	6,444

		546,442

	Commercial & Professional Services - 4.8%
1,737	CBIZ, Inc.*	35,157
45	Cintas Corp.	9,095
575	Exponent, Inc.	33,189
295	ICF International, Inc.	22,444
89	IHS Markit Ltd.*	4,840
461	KAR Auction Services, Inc.	23,654
529	McGrath Rent Corp.	29,925
626	Republic Services, Inc.	50,318
790	Rollins, Inc.(1)	32,880
57	UniFirst Corp.	8,749
159	Verisk Analytics, Inc.	21,147
666	Waste Management, Inc.	69,204

		340,602

	Consumer Durables & Apparel - 0.8%
299	Columbia Sportswear Co.	31,150
320	Garmin Ltd.	27,632

		58,782

	Consumer Services - 8.6%
250	Bright Horizons Family Solutions, Inc.*	31,778
496	Carnival Corp.	25,157
575	Cheesecake Factory, Inc.(1)	28,129
204	Cracker Barrel Old Country Store, Inc.	32,968
477	Darden Restaurants, Inc.	57,941
431	Dunkin’ Brands Group, Inc.	32,368
46	Graham Holdings Co. Class B	31,426
119	H&R Block, Inc.(1)	2,849
194	Hilton Worldwide Holdings, Inc.	16,123
296	Hyatt Hotels Corp. Class A	21,481
79	Jack in the Box, Inc.	6,404
587	McDonald’s Corp.	111,471
743	Service Corp. International/US	29,832
484	ServiceMaster Global Holdings, Inc.*	22,603
801	Starbucks Corp.	59,546
1,963	Wendy’s Co.(1)	35,118
733	Yum! Brands, Inc.	73,161

		618,355

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Diversified Financials - 4.1%
2,792	AGNC Investment Corp. REIT	$50,256
40	American Express Co.	4,372
3,562	Annaly Capital Management, Inc. REIT	35,584
1,410	Apollo Commercial Real Estate Finance, Inc. REIT(1)	25,662
171	ARMOUR Residential, Inc. REIT	3,340
319	Berkshire Hathaway, Inc. Class B*	64,084
917	Blackstone Mortgage Trust, Inc. Class A REIT(1)	31,691
483	Chimera Investment Corp. REIT(1)	9,051
83	CME Group, Inc.	13,660
166	Invesco Mortgage Capital, Inc. REIT	2,623
2,449	MFA Financial, Inc. REIT	17,804
8	Nasdaq, Inc.	700
811	Redwood Trust, Inc. REIT	13,098
343	Starwood Property Trust, Inc. REIT	7,666
1,026	Two Harbors Investment Corp. REIT	13,882

		293,473

	Energy - 4.3%
823	Chevron Corp.	101,377
1,282	Exxon Mobil Corp.	103,585
638	Occidental Petroleum Corp.	42,236
35	ONEOK, Inc.	2,444
586	Phillips 66	55,770

		305,412

	Food & Staples Retailing - 1.4%
93	Costco Wholesale Corp.	22,519
406	Sysco Corp.	27,105
514	Walmart, Inc.	50,130

		99,754

	Food, Beverage & Tobacco - 4.7%
23	Altria Group, Inc.	1,321
1,252	Archer-Daniels-Midland Co.	53,999
14	Brown-Forman Corp. Class B	739
1,643	Coca-Cola Co.	76,991
325	Hershey Co.	37,320
476	Hormel Foods Corp.(1)	21,306
599	Kellogg Co.	34,371
22	Lancaster Colony Corp.	3,447
39	McCormick & Co., Inc.	5,874
448	Mondelez International, Inc. Class A	22,364
520	PepsiCo., Inc.	63,726
347	Tootsie Roll Industries, Inc.(1)	12,922

		334,380

	Health Care Equipment & Services - 5.2%
261	Abbott Laboratories	20,865
520	Baxter International, Inc.	42,281
294	Danaher Corp.	38,814
33	Laboratory Corp. of America Holdings*	5,048
1,033	Medtronic plc	94,086
389	Quest Diagnostics, Inc.	34,979
208	STERIS plc*	26,630
50	Stryker Corp.	9,876
408	UnitedHealth Group, Inc.	100,882

		373,461

	Household & Personal Products - 2.5%
274	Church & Dwight Co., Inc.	19,517
200	Clorox Co.	32,092
393	Colgate-Palmolive Co.	26,936
76	Herbalife Nutrition Ltd.*	4,027
109	Kimberly-Clark Corp.	13,505
652	Procter & Gamble Co.	67,841
89	WD-40 Co.	15,080

		178,998

The accompanying notes are an integral part of these financial statements.

32

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Insurance - 3.2%
586	Aflac, Inc.	$29,300
28	Alleghany Corp.*	17,147
129	American Financial Group, Inc.	12,411
156	American National Insurance Co.	18,848
15	Aon plc	2,561
11	Argo Group International Holdings Ltd.	777
151	Arthur J Gallagher & Co.	11,793
582	Axis Capital Holdings Ltd.	31,882
122	Brown & Brown, Inc.	3,600
90	Chubb Ltd.	12,607
80	Erie Indemnity Co. Class A	14,282
69	Everest Re Group Ltd.	14,901
380	Loews Corp.	18,214
130	Navigators Group, Inc.	9,083
149	Torchmark Corp.	12,211
5	White Mountains Insurance Group Ltd.	4,627
193	WR Berkley Corp.	16,351

		230,595

	Materials - 8.6%
398	Air Products & Chemicals, Inc.	76,002
308	AptarGroup, Inc.	32,768
292	Ashland Global Holdings, Inc.	22,814
274	Balchem Corp.	25,427
348	Ball Corp.	20,135
674	Bemis Co., Inc.	37,394
115	Eastman Chemical Co.	8,726
389	Ecolab, Inc.	68,674
168	International Flavors & Fragrances, Inc.(1)	21,637
394	Linde plc	69,316
265	LyondellBasell Industries N.V. Class A	22,281
79	NewMarket Corp.	34,251
117	PPG Industries, Inc.	13,206
150	Reliance Steel & Aluminum Co.	13,539
605	RPM International, Inc.	35,114
20	Sensient Technologies Corp.(1)	1,356
58	Sherwin-Williams Co.	24,981
1,206	Silgan Holdings, Inc.	35,734
531	Sonoco Products Co.	32,673
222	WR Grace & Co.	17,325

		613,353

	Media & Entertainment - 5.2%
9	Alphabet, Inc. Class A*	10,592
32	Cable One, Inc.	31,404
485	Cinemark Holdings, Inc.	19,395
724	Comcast Corp. Class A	28,946
450	Fox Corp. Class A*	16,520
1,150	Interpublic Group of Cos., Inc.	24,162
361	John Wiley & Sons, Inc. Class A	15,963
689	Omnicom Group, Inc.(1)	50,290
739	Tribune Media Co., Class A	34,097
1,304	Walt Disney Co.	144,783

		376,152

	Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
51	Amgen, Inc.	9,689
46	Bio-Rad Laboratories, Inc. Class A*	14,061
278	Eli Lilly & Co.	36,073
731	Johnson & Johnson	102,187
1,035	Merck & Co., Inc.	86,081
1,965	Pfizer, Inc.	83,454
193	Zoetis, Inc.	19,429

		350,974

	Real Estate - 6.6%
467	American Campus Communities, Inc. REIT	22,220
200	American Tower Corp. REIT	39,412

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Real Estate - 6.6% - (continued)
323	Apartment Investment & Management Co. Class A, REIT	$16,244
836	Apple Hospitality, Inc. REIT	13,627
70	AvalonBay Communities, Inc. REIT	14,051
54	Camden Property Trust REIT	5,481
214	Crown Castle International Corp. REIT	27,392
263	Douglas Emmett, Inc. REIT	10,630
7	EastGroup Properties, Inc. REIT	781
118	EPR Properties REIT	9,074
1,099	Equity Commonwealth REIT	35,926
272	Equity LifeStyle Properties, Inc. REIT	31,090
20	Essex Property Trust, Inc. REIT	5,785
482	Gaming and Leisure Properties, Inc. REIT	18,591
355	Infra, Inc. REIT*	7,444
108	Life Storage, Inc. REIT	10,505
405	LTC Properties, Inc. REIT	18,549
120	Mid-America Apartment Communities, Inc. REIT	13,120
345	National Health Investors, Inc. REIT	27,100
122	PS Business Parks, Inc. REIT	19,133
82	Public Storage REIT	17,858
565	Rayonier, Inc. REIT	17,809
1,442	Retail Opportunity Investments Corp. REIT	25,004
253	Sun Communities, Inc. REIT	29,986
217	UDR, Inc. REIT	9,865
85	Ventas, Inc. REIT	5,424
38	Washington Real Estate Investment Trust REIT(1)	1,078
242	WP Carey, Inc. REIT	18,956

		472,135

	Retailing - 4.0%
40	AutoZone, Inc.*	40,965
116	Expedia Group, Inc.	13,804
492	Genuine Parts Co.	55,119
366	Home Depot, Inc.	70,232
148	Murphy USA, Inc.*	12,672
8	O’Reilly Automotive, Inc.*	3,106
146	Pool Corp.	24,085
1,275	TJX Cos., Inc.	67,843

		287,826

	Semiconductors & Semiconductor Equipment - 0.3%
379	Intel Corp.	20,352

	Software & Services - 9.1%
435	Accenture plc Class A	76,569
962	Amdocs Ltd.	52,054
242	Automatic Data Processing, Inc.	38,657
48	Broadridge Financial Solutions, Inc.	4,977
493	CDK Global, Inc.	28,998
396	Citrix Systems, Inc.	39,465
10	Cognizant Technology Solutions Corp. Class A	724
79	ExlService Holdings, Inc.*	4,742
363	Fidelity National Information Services, Inc.	41,055
468	Fiserv, Inc.*(1)	41,315
450	Genpact Ltd.	15,831
101	International Business Machines Corp.	14,251
312	Jack Henry & Associates, Inc.	43,287
44	Mastercard, Inc. Class A	10,360
507	MAXIMUS, Inc.	35,987
274	Microsoft Corp.	32,316
530	Oracle Corp.	28,466
645	Paychex, Inc.	51,729
236	Visa, Inc. Class A	36,861
2,862	Western Union Co.	52,861

		650,505

	Technology Hardware & Equipment - 1.8%
481	Amphenol Corp. Class A	45,426
324	Cisco Systems, Inc.	17,493

The accompanying notes are an integral part of these financial statements.

33

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Technology Hardware & Equipment - 1.8% - (continued)
18	Dolby Laboratories, Inc. Class A	$1,134
322	Juniper Networks, Inc.	8,523
270	Motorola Solutions, Inc.	37,913
204	TE Connectivity Ltd.	16,473

		126,962

	Telecommunication Services - 4.3%
3,389	AT&T, Inc.	106,279
714	Cogent Communications Holdings, Inc.	38,735
735	T-Mobile US, Inc.*	50,788
1,896	Verizon Communications, Inc.	112,110

		307,912

	Transportation - 2.4%
97	AMERCO	36,036
276	CH Robinson Worldwide, Inc.	24,009
44	Expeditors International of Washington, Inc.	3,340
272	J.B. Hunt Transport Services, Inc.	27,551
218	Landstar System, Inc.	23,847
193	Union Pacific Corp.	32,270
227	United Parcel Service, Inc. Class B	25,365

		172,418

	Utilities - 4.4%
492	Alliant Energy Corp.	23,188
47	American Electric Power Co., Inc.	3,936
122	American Water Works Co., Inc.	12,720
101	Atmos Energy Corp.	10,396
245	CenterPoint Energy, Inc.	7,521
211	CMS Energy Corp.	11,719
250	Consolidated Edison, Inc.	21,202
9	Dominion Energy, Inc.	690
144	DTE Energy Co.	17,963
227	Duke Energy Corp.	20,430
73	Entergy Corp.	6,981
176	Evergy, Inc.	10,217
545	Hawaiian Electric Industries, Inc.	22,220
52	IDACORP, Inc.	5,176
1,368	MDU Resources Group, Inc.	35,335
25	NextEra Energy, Inc.	4,833
79	Portland General Electric Co.	4,095
91	Public Service Enterprise Group, Inc.	5,406
474	Southern Co.	24,496
309	Spire, Inc.	25,428
16	UGI Corp.	887

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Utilities - 4.4% - (continued)
277	WEC Energy Group, Inc.	$21,905
336	Xcel Energy, Inc.	18,887

		315,631

	Total Common Stocks (cost $6,493,812)	$7,148,758

SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
10,526	State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%(2)	$10,526

	Total Short-Term Investments (cost $10,526)	$10,526

Total Investments (cost $6,504,338)	99.9%	$7,159,284
Other Assets and Liabilities	0.1%	6,871

Total Net Assets	100.0%	$7,166,155

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

34

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$74,284	$74,284	$—	$—
Capital Goods	546,442	546,442	—	—
Commercial & Professional Services	340,602	340,602	—	—
Consumer Durables & Apparel	58,782	58,782	—	—
Consumer Services	618,355	618,355	—	—
Diversified Financials	293,473	293,473	—	—
Energy	305,412	305,412	—	—
Food & Staples Retailing	99,754	99,754	—	—
Food, Beverage & Tobacco	334,380	334,380	—	—
Health Care Equipment & Services	373,461	373,461	—	—
Household & Personal Products	178,998	178,998	—	—
Insurance	230,595	230,595	—	—
Materials	613,353	613,353	—	—
Media & Entertainment	376,152	376,152	—	—
Pharmaceuticals, Biotechnology & Life Sciences	350,974	350,974	—	—
Real Estate	472,135	472,135	—	—
Retailing	287,826	287,826	—	—
Semiconductors & Semiconductor Equipment	20,352	20,352	—	—
Software & Services	650,505	650,505	—	—
Technology Hardware & Equipment	126,962	126,962	—	—
Telecommunication Services	307,912	307,912	—	—
Transportation	172,418	172,418	—	—
Utilities	315,631	315,631	—	—
Short-Term Investments	10,526	10,526	—	—

Total	$7,159,284	$7,159,284	$—	$—

(1)	For the six-month period ended March 31, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

35

Hartford Multifactor REIT ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Diversified REITs - 9.4%
13,053	American Assets Trust, Inc. REIT	$598,611
37,761	Armada Hoffler Properties, Inc. REIT	588,694
36,504	Empire State Realty Trust, Inc. Class A, REIT	576,763
20,606	Gladstone Commercial Corp. REIT	427,987
65,342	Lexington Realty Trust REIT	591,998

		2,784,053

	Health Care REITs - 10.2%
12,766	LTC Properties, Inc. REIT	584,683
31,850	Medical Properties Trust, Inc. REIT	589,543
7,421	National Health Investors, Inc. REIT	582,920
16,217	Omega Healthcare Investors, Inc. REIT(1)	618,678
32,689	Sabra Healthcare, Inc. REIT	636,455

		3,012,279

	Hotel & Resort REITs - 10.3%
21,365	Hospitality Properties Trust REIT	562,113
29,046	Host Hotels & Resorts, Inc. REIT	548,969
19,022	MGM Growth Properties LLC Class A, REIT	613,460
6,939	Ryman Hospitality Properties, Inc. REIT	570,663
8,638	Summit Hotel Properties, Inc. REIT	98,560
29,168	Xenia Hotels & Resorts, Inc. REIT(1)	639,071

		3,032,836

	Industrial REITs - 7.3%
19,309	Americold Realty Trust REIT	589,117
5,409	EastGroup Properties, Inc. REIT	603,861
10,931	First Industrial Realty Trust, Inc. REIT	386,520
28,112	Industrial Logistics Properties Trust REIT	567,019

		2,146,517

	Office REITs - 7.9%
49,314	City Office, Inc. REIT	557,741
22,266	Corporate Office Properties Trust REIT	607,862
12,643	Highwoods Properties, Inc. REIT	591,440
28,252	Piedmont Office Realty Trust, Inc. Class A, REIT	589,054

		2,346,097

	Residential REITs - 13.2%
11,915	Apartment Investment & Management Co. Class A, REIT	599,205
5,850	Camden Property Trust REIT	593,775
5,191	Equity LifeStyle Properties, Inc. REIT	593,331
2,060	Essex Property Trust, Inc. REIT	595,835
16,189	NexPoint Residential Trust, Inc. REIT	620,686
2,738	Sun Communities, Inc. REIT	324,508
12,837	UDR, Inc. REIT	583,570

		3,910,910

	Retail REITs - 22.4%
8,698	Agree Realty Corp. REIT(1)	603,119
33,156	Brixmor Property Group, Inc. REIT	609,076
294,730	CBL & Associates Properties, Inc. REIT(1)	456,831
4,314	Federal Realty Investment Trust REIT	594,685
17,652	Getty Realty Corp. REIT	565,394
8,553	National Retail Properties, Inc. REIT	473,751
47,478	RPT Realty REIT	570,211
7,133	Saul Centers, Inc. REIT	366,422
3,266	Simon Property Group, Inc. REIT	595,098
27,533	Tanger Factory Outlet Centers, Inc. REIT(1)	577,642
11,027	Taubman Centers, Inc. REIT	583,108
2,037	Washington Prime Group, Inc. REIT(1)	11,509
20,401	Weingarten Realty Investors REIT	599,177

		6,606,023

	Specialized REITs - 18.8%
3,431	Coresite Realty Corp. REIT	367,186
18,749	CubeSmart REIT	600,718

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Specialized REITs - 18.8% - (continued)
11,481	CyrusOne, Inc. REIT	$602,064
5,124	Digital Realty Trust, Inc. REIT	609,756
7,834	EPR Properties REIT	602,434
3,565	Extra Space Storage, Inc. REIT	363,309
15,847	Gaming and Leisure Properties, Inc. REIT	611,219
25,248	Geo Group, Inc. REIT	484,762
16,333	Iron Mountain, Inc. REIT	579,168
2,705	Public Storage REIT	589,095
6,937	VICI Properties, Inc. REIT	151,781

		5,561,492

	Total Common Stocks (cost $28,044,005)	$29,400,207

SHORT-TERM INVESTMENTS - 1.4%
	Securities Lending Collateral - 1.4%
412,622	State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%(2)	$412,622

	U.S. Treasury Bill - 0.0%
$10,000	U.S. Treasury Bill 1.27%, 06/06/2019(3)(4)	9,957

	Total Short-Term Investments (cost $422,578)	$422,579

Total Investments (cost $28,466,583)	100.9%	$29,822,786
Other Assets and Liabilities	(0.9)%	(263,964)

Total Net Assets	100.0%	$29,558,822

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

(3)	The rate shown represents current yield to maturity.

(4)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

The accompanying notes are an integral part of these financial statements.

36

Hartford Multifactor REIT ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Futures Contracts Outstanding at March 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P Real Estate Sector (E-Mini) Future	3	06/21/2019	$131,400	$1,770

Total futures contracts				$1,770

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Diversified REITs	$2,784,053	$2,784,053	$—	$—
Health Care REITs	3,012,279	3,012,279	—	—
Hotel & Resort REITs	3,032,836	3,032,836	—	—
Industrial REITs	2,146,517	2,146,517	—	—
Office REITs	2,346,097	2,346,097	—	—
Residential REITs	3,910,910	3,910,910	—	—
Retail REITs	6,606,023	6,606,023	—	—
Specialized REITs	5,561,492	5,561,492	—	—
Short-Term Investments	422,579	412,622	9,957	—
Futures Contracts(2)	1,770	1,770	—	—

Total	$29,824,556	$29,814,599	$9,957	$—

(1)	For the six-month period ended March 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

37

Hartford Multifactor US Equity ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.5%
42,723	Ford Motor Co.	$375,108
19,168	General Motors Co.	711,133
1,955	Thor Industries, Inc.	121,933

		1,208,174

	Banks - 3.9%
35,553	Bank of America Corp.	980,907
12,127	BB&T Corp.	564,269
2,843	Cullen/Frost Bankers, Inc.	275,970
34,292	Fifth Third Bancorp	864,844
533	First Citizens BancShares, Inc. Class A	217,038
17,405	JP Morgan Chase & Co.	1,761,908
11,629	KeyCorp.	183,157
2,060	M&T Bank Corp.	323,461
6,494	PNC Financial Services Group, Inc.	796,554
15,885	Popular, Inc.	828,085
14,933	SunTrust Banks, Inc.	884,780
24,092	TCF Financial Corp.	498,464
2,046	Umpqua Holdings Corp.	33,759
3,858	US Bancorp	185,917
22,719	Wells Fargo & Co.	1,097,782

		9,496,895

	Capital Goods - 4.4%
3,163	3M Co.	657,208
696	Boeing Co.	265,468
1,228	Caterpillar, Inc.	166,382
8,752	Cummins, Inc.	1,381,678
485	Deere & Co.	77,522
13,359	Eaton Corp. plc	1,076,201
6,575	Emerson Electric Co.	450,190
267	General Dynamics Corp.	45,198
519	Honeywell International, Inc.	82,479
3,926	Illinois Tool Works, Inc.	563,499
7,885	Ingersoll-Rand plc	851,186
14,691	MasTec, Inc.*(1)	706,637
8,089	MSC Industrial Direct Co., Inc. Class A	669,041
1,787	Northrop Grumman Corp.	481,775
20,132	PACCAR, Inc.	1,371,794
1,216	Parker-Hannifin Corp.	208,690
1,359	Raytheon Co.	247,447
798	Rockwell Automation, Inc.	140,017
3,958	Stanley Black & Decker, Inc.	538,961
843	United Rentals, Inc.*	96,313
1,549	United Technologies Corp.	199,651
1,564	WW Grainger, Inc.	470,655

		10,747,992

	Commercial & Professional Services - 1.1%
9,348	ManpowerGroup, Inc.	772,986
2,631	Republic Services, Inc.	211,480
5,697	Robert Half International, Inc.	371,216
10,564	TriNet Group, Inc.*	631,093
6,449	Waste Management, Inc.	670,116

		2,656,891

	Consumer Durables & Apparel - 0.6%
1,576	Capri Holdings Ltd.	72,102
474	Carter’s, Inc.	47,774
2,810	Deckers Outdoor Corp.*	413,042
2,122	NIKE, Inc. Class B	178,694
740	Ralph Lauren Corp.	95,963
18,226	Skechers USA, Inc. Class A*	612,576

		1,420,151

	Consumer Services - 1.4%
7,643	Carnival Corp.	387,653
461	Cracker Barrel Old Country Store, Inc.	74,502

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Services - 1.4% - (continued)
1,835	Darden Restaurants, Inc.	$222,897
46,380	H&R Block, Inc.(1)	1,110,337
3,611	Las Vegas Sands Corp.	220,127
920	McDonald’s Corp.	174,708
6,823	Starbucks Corp.	507,222
6,364	Yum! Brands, Inc.	635,191

		3,332,637

	Diversified Financials - 3.7%
4,728	American Express Co.	516,770
11,623	Ameriprise Financial, Inc.	1,488,906
7,677	Berkshire Hathaway, Inc. Class B*	1,542,233
580	BlackRock, Inc.	247,875
7,496	Capital One Financial Corp.	612,348
1,037	Charles Schwab Corp.	44,342
3,850	CME Group, Inc.	633,633
11,661	Discover Financial Services	829,797
8,527	Morgan Stanley	359,839
10,532	New Residential Investment Corp. REIT(1)	178,096
44,565	Santander Consumer USA Holdings, Inc.	941,658
37,455	Synchrony Financial	1,194,815
4,680	T Rowe Price Group, Inc.	468,562

		9,058,874

	Energy - 6.3%
2,953	Anadarko Petroleum Corp.	134,302
10,645	Chevron Corp.	1,311,251
20,172	ConocoPhillips	1,346,279
14,396	Continental Resources, Inc.*	644,509
34,988	CVR Energy, Inc.	1,441,506
4,270	EOG Resources, Inc.	406,419
14,412	Exxon Mobil Corp.	1,164,490
25,150	HollyFrontier Corp.	1,239,140
26,947	Marathon Petroleum Corp.	1,612,778
12,930	Occidental Petroleum Corp.	855,966
30,140	PBF Energy, Inc. Class A	938,560
22,852	Peabody Energy Corp.	647,397
16,746	Phillips 66	1,593,717
23,088	Valero Energy Corp.	1,958,555

		15,294,869

	Food & Staples Retailing - 3.4%
1,378	Casey’s General Stores, Inc.(1)	177,445
2,285	Costco Wholesale Corp.	553,290
73,952	Kroger Co.	1,819,219
10,868	Performance Food Group Co.*	430,807
19,156	Sysco Corp.	1,278,854
32,038	US Foods Holding Corp.*	1,118,447
22,881	Walgreens Boots Alliance, Inc.	1,447,681
14,769	Walmart, Inc.	1,440,421

		8,266,164

	Food, Beverage & Tobacco - 1.7%
8,006	Altria Group, Inc.	459,785
21,572	Archer-Daniels-Midland Co.	930,400
10,610	Flowers Foods, Inc.(1)	226,205
2,443	General Mills, Inc.	126,425
957	Hershey Co.	109,892
688	Hormel Foods Corp.(1)	30,795
7,260	Kellogg Co.	416,579
4,244	PepsiCo., Inc.	520,102
3,778	Philip Morris International, Inc.	333,938
2,939	Pilgrim’s Pride Corp.*	65,510
14,173	Tyson Foods, Inc. Class A	984,032

		4,203,663

The accompanying notes are an integral part of these financial statements.

38

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 10.1%
5,188	Abbott Laboratories	$414,729
5,721	Amedisys, Inc.*	705,171
9,425	AmerisourceBergen Corp.	749,476
4,832	Anthem, Inc.	1,386,687
13,071	Baxter International, Inc.	1,062,803
13,084	Boston Scientific Corp.*	502,164
16,962	Cardinal Health, Inc.	816,720
41,291	Centene Corp.*	2,192,552
23,401	Cerner Corp.*	1,338,771
1,628	Cigna Corp.*	261,815
28,636	CVS Health Corp.	1,544,340
279	Danaher Corp.	36,834
10,029	DaVita, Inc.*	544,475
2,613	Edwards Lifesciences Corp.*	499,945
7,640	Encompass Health Corp.	446,176
15,658	HCA Healthcare, Inc.	2,041,490
11,366	Henry Schein, Inc.*(1)	683,210
1,259	Hill-Rom Holdings, Inc.	133,278
6,479	Humana, Inc.	1,723,414
109	IDEXX Laboratories, Inc.*	24,372
4,404	Laboratory Corp. of America Holdings*	673,724
1,096	Masimo Corp.*	151,555
15,255	MEDNAX, Inc.*	414,478
10,471	Molina Healthcare, Inc.*	1,486,463
4,295	Quest Diagnostics, Inc.	386,206
4,085	Stryker Corp.	806,869
8,024	UnitedHealth Group, Inc.	1,984,014
6,013	WellCare Health Plans, Inc.*	1,622,007

		24,633,738

	Household & Personal Products - 1.3%
3,459	Clorox Co.	555,031
372	Colgate-Palmolive Co.	25,497
7,795	Estee Lauder Cos., Inc. Class A	1,290,462
3,816	Herbalife Nutrition Ltd.*	202,210
6,476	Kimberly-Clark Corp.	802,376
5,118	Nu Skin Enterprises, Inc. Class A	244,948
1,095	Procter & Gamble Co.	113,935

		3,234,459

	Insurance - 8.1%
36,742	Aflac, Inc.	1,837,100
1,466	Alleghany Corp.*	897,778
15,226	Allstate Corp.	1,433,985
10,242	American Financial Group, Inc.	985,383
3,943	Assurant, Inc.	374,230
3,776	Axis Capital Holdings Ltd.	206,849
4,380	Chubb Ltd.	613,550
3,818	Cincinnati Financial Corp.	327,966
29,673	CNA Financial Corp.	1,286,325
2,893	Everest Re Group Ltd.	624,772
1,442	Fidelity National Financial, Inc.	52,705
5,701	First American Financial Corp.	293,602
10,524	Lincoln National Corp.	617,759
51,828	MetLife, Inc.	2,206,318
56,471	Old Republic International Corp.	1,181,373
27,455	Principal Financial Group, Inc.	1,377,967
15,300	Progressive Corp.	1,102,977
21,551	Prudential Financial, Inc.	1,980,106
5,982	Reinsurance Group of America, Inc.	849,324
10,206	Travelers Cos., Inc.	1,399,855

		19,649,924

	Materials - 4.1%
1,276	Air Products & Chemicals, Inc.	243,665
2,268	Ball Corp.	131,226

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Materials - 4.1% - (continued)
1,888	Eastman Chemical Co.	$143,261
807	Ecolab, Inc.	142,468
4,735	Freeport-McMoRan, Inc.	61,034
24,322	Huntsman Corp.	547,002
19,413	International Paper Co.	898,240
38,164	Louisiana-Pacific Corp.	930,438
23,845	LyondellBasell Industries N.V. Class A	2,004,888
21,657	Nucor Corp.	1,263,686
6,003	Packaging Corp. of America	596,578
6,040	PPG Industries, Inc.	681,735
10,793	Reliance Steel & Aluminum Co.	974,176
884	Sherwin-Williams Co.	380,748
10,295	Sonoco Products Co.	633,451
10,807	Steel Dynamics, Inc.	381,163
739	WestRock Co.	28,341

		10,042,100

	Media & Entertainment - 3.4%
250	Alphabet, Inc. Class A*	294,222
11,655	Altice USA, Inc. Class A(1)	250,349
9,950	CBS Corp. Class B	472,923
1,456	Charter Communications, Inc. Class A*	505,101
6,229	Cinemark Holdings, Inc.	249,098
17,620	Comcast Corp. Class A	704,448
7,563	DISH Network Corp. Class A*	239,671
3,370	Facebook, Inc. Class A*	561,745
6,024	Fox Corp. Class A*	221,141
1,560	IAC/InterActiveCorp.*	327,772
26,190	Interpublic Group of Cos., Inc.	550,252
1,032	Nexstar Media Group, Inc.	111,838
15,172	Omnicom Group, Inc.(1)	1,107,404
19,265	Sirius XM Holdings, Inc.(1)	109,233
2,468	Tribune Media Co., Class A	113,874
14,369	Twitter, Inc.*	472,453
18,887	Viacom, Inc. Class B	530,158
13,517	Walt Disney Co.	1,500,793

		8,322,475

	Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
20,758	AbbVie, Inc.	1,672,887
5,177	Amgen, Inc.	983,527
2,338	Bio-Rad Laboratories, Inc. Class A*	714,680
4,369	Biogen, Inc.*	1,032,744
11,015	Bristol-Myers Squibb Co.	525,526
794	Celgene Corp.*	74,906
1,808	Charles River Laboratories International, Inc.*	262,612
7,544	Eli Lilly & Co.	978,909
13,105	Gilead Sciences, Inc.	851,956
681	Illumina, Inc.*	211,580
5,168	IQVIA Holdings, Inc.*	743,417
4,198	Johnson & Johnson	586,838
15,951	Merck & Co., Inc.	1,326,645
2,951	Mylan N.V.*	83,631
45,132	Pfizer, Inc.	1,916,756
673	Regeneron Pharmaceuticals, Inc.*	276,347
11,220	United Therapeutics Corp.*	1,316,891
5,862	Zoetis, Inc.	590,128

		14,149,980

	Real Estate - 1.8%
11,256	CBRE Group, Inc. Class A*	556,609
1,027	Crown Castle International Corp. REIT	131,456
1,944	Hospitality Properties Trust REIT	51,147
4,893	Host Hotels & Resorts, Inc. REIT	92,478
6,627	Iron Mountain, Inc. REIT	234,993
1,400	Lamar Advertising Co., Class A, REIT	110,964

The accompanying notes are an integral part of these financial statements.

39

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Real Estate - 1.8% - (continued)
49,745	Medical Properties Trust, Inc. REIT	$920,780
24,434	Park Hotels & Resorts, Inc. REIT	759,409
175	Public Storage REIT	38,112
2,846	Sabra Healthcare, Inc. REIT	55,412
2,672	Senior Housing Properties Trust REIT	31,476
7,498	Ventas, Inc. REIT	478,447
4,738	Weingarten Realty Investors REIT	139,155
5,332	Welltower, Inc. REIT	413,763
10,851	Weyerhaeuser Co., REIT	285,815

		4,300,016

	Retailing - 8.3%
36,638	American Eagle Outfitters, Inc.	812,264
1,331	AutoZone, Inc.*	1,363,104
14,929	Best Buy Co., Inc.	1,060,855
3,022	Burlington Stores, Inc.*	473,487
9,866	Dollar General Corp.	1,177,014
9,497	Dollar Tree, Inc.*	997,565
13,652	Foot Locker, Inc.	827,311
44,834	Gap, Inc.	1,173,754
1,077	Genuine Parts Co.	120,656
4,366	Home Depot, Inc.	837,792
22,143	Kohl’s Corp.	1,522,774
22,693	L Brands, Inc.	625,873
8,183	Lowe’s Cos., Inc.	895,793
66,870	Macy’s, Inc.	1,606,886
20,876	Nordstrom, Inc.(1)	926,477
1,896	O’Reilly Automotive, Inc.*	736,217
7,572	Ross Stores, Inc.	704,953
21,048	Target Corp.	1,689,312
16,743	TJX Cos., Inc.	890,895
845	Ulta Salon Cosmetics & Fragrance, Inc.*	294,677
26,636	Urban Outfitters, Inc.*	789,491
13,859	Williams-Sonoma, Inc.(1)	779,846

		20,306,996

	Semiconductors & Semiconductor Equipment - 5.5%
17,839	Advanced Micro Devices, Inc.*	455,251
3,600	Analog Devices, Inc.	378,972
31,273	Applied Materials, Inc.	1,240,287
5,468	Broadcom, Inc.	1,644,282
41,572	Intel Corp.	2,232,416
4,435	KLA-Tencor Corp.	529,583
8,159	Lam Research Corp.	1,460,543
64,121	Micron Technology, Inc.*	2,650,121
1,501	MKS Instruments, Inc.	139,668
45,706	ON Semiconductor Corp.*	940,173
3,027	Skyworks Solutions, Inc.	249,667
14,471	Texas Instruments, Inc.	1,534,939
581	Xilinx, Inc.	73,665

		13,529,567

	Software & Services - 5.2%
3,230	Accenture plc Class A	568,545
639	Automatic Data Processing, Inc.	102,074
13,062	Booz Allen Hamilton Holding Corp.	759,425
5,831	CACI International, Inc. Class A*	1,061,359
9,618	Cognizant Technology Solutions Corp. Class A	696,824
7,676	DXC Technology Co.	493,643
6,948	First Data Corp. Class A*	182,524
3,567	Fiserv, Inc.*(1)	314,895
11,392	International Business Machines Corp.	1,607,411
2,865	Intuit, Inc.	748,940
1,730	j2 Global, Inc.(1)	149,818
8,593	MAXIMUS, Inc.	609,931
8,063	Microsoft Corp.	950,950

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 5.2% - (continued)
6,713	Paychex, Inc.	$538,383
722	Red Hat, Inc.*	131,909
936	VeriSign, Inc.*	169,940
20,032	VMware, Inc. Class A	3,615,976

		12,702,547

	Technology Hardware & Equipment - 8.0%
658	Amphenol Corp. Class A	62,142
7,987	Apple, Inc.	1,517,131
25,782	ARRIS International plc*	814,969
16,818	Arrow Electronics, Inc.*	1,295,995
7,583	CDW Corp.	730,774
48,210	Ciena Corp.*	1,800,161
20,294	Cisco Systems, Inc.	1,095,673
2,081	F5 Networks, Inc.*	326,571
20,790	Flex Ltd.*	207,900
105,578	Hewlett Packard Enterprise Co.	1,629,069
153,354	HP, Inc.	2,979,668
8,527	Jabil, Inc.	226,733
37,910	Juniper Networks, Inc.	1,003,478
9,197	Lumentum Holdings, Inc.*	519,998
3,003	Motorola Solutions, Inc.	421,681
1,885	NCR Corp.*(1)	51,442
4,476	NetApp, Inc.	310,366
41,543	Seagate Technology plc	1,989,494
2,504	SYNNEX Corp.	238,857
13,650	TE Connectivity Ltd.	1,102,237
4,425	Tech Data Corp.*	453,164
873	Ubiquiti Networks, Inc.	130,697
7,739	Western Digital Corp.	371,936
1,390	Zebra Technologies Corp. Class A*	291,247

		19,571,383

	Telecommunication Services - 4.4%
50,936	AT&T, Inc.	1,597,353
103,310	CenturyLink, Inc.	1,238,687
437,161	Sprint Corp.*	2,469,960
20,173	T-Mobile US, Inc.*	1,393,954
45,366	Telephone & Data Systems, Inc.	1,394,097
43,728	Verizon Communications, Inc.	2,585,637

		10,679,688

	Transportation - 4.0%
3,409	Alaska Air Group, Inc.	191,313
1,500	CH Robinson Worldwide, Inc.	130,485
672	CSX Corp.	50,279
32,190	Delta Air Lines, Inc.	1,662,614
3,784	FedEx Corp.	686,456
52,425	JetBlue Airways Corp.*	857,673
1,579	Norfolk Southern Corp.	295,099
3,292	Ryder System, Inc.	204,071
23,609	Southwest Airlines Co.	1,225,543
14,979	Spirit Airlines, Inc.*	791,790
3,196	Union Pacific Corp.	534,371
30,336	United Continental Holdings, Inc.*	2,420,206
5,641	United Parcel Service, Inc. Class B	630,325

		9,680,225

	Utilities - 2.8%
6,392	American Electric Power Co., Inc.	535,330
9,412	CenterPoint Energy, Inc.	288,948
8,129	Consolidated Edison, Inc.	689,420
5,627	DTE Energy Co.	701,912
1,497	Duke Energy Corp.	134,730
8,514	Edison International	527,187
1,270	Eversource Energy	90,107

The accompanying notes are an integral part of these financial statements.

40

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Utilities - 2.8% - (continued)
26,537	Exelon Corp.	$1,330,300
2,313	NextEra Energy, Inc.	447,149
11,614	PPL Corp.	368,628
14,616	Public Service Enterprise Group, Inc.	868,337
1,509	Southern Co.	77,985
2,519	WEC Energy Group, Inc.	199,203
11,894	Xcel Energy, Inc.	668,562

		6,927,798

	Total Common Stocks (cost $241,742,937)	$243,417,206

SHORT-TERM INVESTMENTS - 0.3%
	Securities Lending Collateral - 0.3%
629,395	State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%(2)	$629,395

	U.S. Treasury Bill - 0.0%
$55,000	U.S. Treasury Bill 2.38%, 06/06/2019(3)(4)	54,762

	Total Short-Term Investments (cost $684,155)	$684,157

Total Investments (cost $242,427,092)	100.1%	$244,101,363
Other Assets and Liabilities	(0.1)%	(221,193)

Total Net Assets	100.0%	$243,880,170

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

(3)	The rate shown represents current yield to maturity.

(4)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at March 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	3	06/21/2019	$425,670	$2,390

Total futures contracts				$2,390

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

41

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,208,174	$1,208,174	$—	$—
Banks	9,496,895	9,496,895	—	—
Capital Goods	10,747,992	10,747,992	—	—
Commercial & Professional Services	2,656,891	2,656,891	—	—
Consumer Durables & Apparel	1,420,151	1,420,151	—	—
Consumer Services	3,332,637	3,332,637	—	—
Diversified Financials	9,058,874	9,058,874	—	—
Energy	15,294,869	15,294,869	—	—
Food & Staples Retailing	8,266,164	8,266,164	—	—
Food, Beverage & Tobacco	4,203,663	4,203,663	—	—
Health Care Equipment & Services	24,633,738	24,633,738	—	—
Household & Personal Products	3,234,459	3,234,459	—	—
Insurance	19,649,924	19,649,924	—	—
Materials	10,042,100	10,042,100	—	—
Media & Entertainment	8,322,475	8,322,475	—	—
Pharmaceuticals, Biotechnology & Life Sciences	14,149,980	14,149,980	—	—
Real Estate	4,300,016	4,300,016	—	—
Retailing	20,306,996	20,306,996	—	—
Semiconductors & Semiconductor Equipment	13,529,567	13,529,567	—	—
Software & Services	12,702,547	12,702,547	—	—
Technology Hardware & Equipment	19,571,383	19,571,383	—	—
Telecommunication Services	10,679,688	10,679,688	—	—
Transportation	9,680,225	9,680,225	—	—
Utilities	6,927,798	6,927,798	—	—
Short-Term Investments	684,157	629,395	54,762	—
Futures Contracts(2)	2,390	2,390	—	—

Total	$244,103,753	$244,048,991	$54,762	$—

(1)	For the six-month period ended March 31, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments

The accompanying notes are an integral part of these financial statements.

42

Hartford Multifactor ETFs

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Global Small Cap ETF	Hartford Multifactor Low Volatility International Equity ETF
Assets:
Investments in securities, at market value(1)	$1,951,260,383	$81,953,944	$23,861,407	$5,326,616
Cash	3,914,906	84,446	50,044	1,938
Foreign currency	3,110,587	57,113	22,509	7,991
Receivables:
Investment securities sold	—	286	—	—
Dividends and interest	9,239,050	293,296	101,105	25,233
Securities lending income	77,548	593	1,477	90
Variation margin on futures contracts	31,207	4,000	519	—
Tax reclaims	549,304	348	2,368	1,714

Total assets	1,968,182,985	82,394,026	24,039,429	5,363,582

Liabilities:
Obligation to return securities lending collateral	49,584,827	716,715	374,571	60,538
Payables:
Investment securities purchased	4,747,604	—	33,655	—
Investment management fees	462,530	34,190	7,911	1,300

Total liabilities	54,794,961	750,905	416,137	61,838

Net assets	$1,913,388,024	$81,643,121	$23,623,292	$5,301,744

Summary of Net Assets:
Paid-in-capital	$1,897,409,431	$85,325,243	$23,351,298	$5,136,723
Distributable earnings	15,978,593	(3,682,122)	271,994	165,021

Net assets	$1,913,388,024	$81,643,121	$23,623,292	$5,301,744

Net asset value per share	$28.08	$23.33	$29.53	$26.51

Shares issued and outstanding	68,150,000	3,500,000	800,000	200,000

Cost of investments	$1,898,087,361	$78,571,739	$22,855,080	$5,049,285
Cost of foreign currency	$3,124,300	$57,411	$22,580	$8,021

(1) Includes Investment in securities on loan, at market value	$141,498,683	$1,447,086	$2,849,058	$337,468

The accompanying notes are an integral part of these financial statements.

43

Hartford Multifactor ETFs

Statements of Assets and Liabilities – (continued)

March 31, 2019 (Unaudited)

	Hartford Multifactor Low Volatility US Equity ETF	Hartford Multifactor REIT ETF	Hartford Multifactor US Equity ETF
Assets:
Investments in securities, at market value(1)	$7,159,284	$29,822,786	$244,101,363
Cash	5,376	33,618	141,577
Receivables:
Investment securities sold	—	48	—
Fund shares sold	—	—	3,065,544
Dividends and interest	13,137	168,610	302,233
Securities lending income	35	262	634
Variation margin on futures contracts	—	—	2,532
Tax reclaims	—	—	—

Total assets	7,177,832	30,025,324	247,613,883

Liabilities:
Obligation to return securities lending collateral	10,526	412,622	629,395
Payables:
Investment securities purchased	—	42,466	3,065,699
Investment management fees	1,151	11,339	38,619
Variation margin on futures contracts	—	75	—

Total liabilities	11,677	466,502	3,733,713

Net assets	$7,166,155	$29,558,822	$243,880,170

Summary of Net Assets:
Paid-in-capital	$6,425,712	$29,247,742	$246,913,244
Distributable earnings	740,443	311,080	(3,033,074)

Net assets	$7,166,155	$29,558,822	$243,880,170

Net asset value per share	$28.66	$15.56	$30.87

Shares issued and outstanding	250,000	1,900,000	7,900,000

Cost of investments	$6,504,338	$28,466,583	$242,427,092

(1) Includes Investment in securities on loan, at market value	$239,390	$1,706,086	$3,470,042

The accompanying notes are an integral part of these financial statements.

44

Hartford Multifactor ETFs

Statements of Operations

For the Six-Month Period Ended March 31, 2019 (Unaudited)

	Hartford Multifactor Developed Markets (ex-US) ETF		Hartford Multifactor Emerging Markets ETF		Hartford Multifactor Global Small Cap ETF	Hartford Multifactor Low Volatility International Equity ETF
Investment Income:
Dividends	$20,833,815		$805,343		$282,625	$71,033
Non-cash dividends	637,386		—		9,667	740
Interest	3,168		389		—	—
Securities lending	345,474		2,865		12,611	591
Less: Foreign tax withheld	(2,021,120)		(102,416)		(23,367)	(8,102)

Total investment income, net	19,798,723		706,181		281,536	64,262

Expenses:
Investment management fees	1,972,735		165,039		41,563	7,438

Total expenses, net	1,972,735		165,039		41,563	7,438

Net Investment Income (Loss)	17,825,988		541,142		239,973	56,824

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(28,425,686	)(1)	(1,781,721	)(1)	88,660 (1)	(25,649)
Net realized gain (loss) on futures contracts	150,956		197		(6,624)	—
Net realized gain (loss) on other foreign currency transactions	(57,357)		(14,514)		(2,545)	(360)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(28,332,087)		(1,796,038)		79,491	(26,009)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	39,243,479		1,893,386		(1,486,458)	(120,836)
Net unrealized appreciation (depreciation) of futures contracts	110,659		3,134		1,328	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(34,368)		(2,729)		(466)	(153)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	39,319,770		1,893,791		(1,485,596)	(120,989)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	10,987,683		97,753		(1,406,105)	(146,998)

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,813,671		$638,895		$(1,166,132)	$(90,174)

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 10 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

45

Hartford Multifactor ETFs

Statements of Operations – (continued)

For the Six-Month Period Ended March 31, 2019 (Unaudited)

	Hartford Multifactor Low Volatility US Equity ETF	Hartford Multifactor REIT ETF		Hartford Multifactor US Equity ETF
Investment Income:
Dividends	$76,097	$724,622		$2,737,800
Non-cash dividends	475	202,651		—
Interest	—	132		541
Securities lending	338	3,021		10,048
Less: Foreign tax withheld	—	—		(166)

Total investment income, net	76,910	930,426		2,748,223

Expenses:
Investment management fees	5,674	62,061		190,997

Total expenses, net	5,674	62,061		190,997

Net Investment Income (Loss)	71,236	868,365		2,557,226

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	191,762 (1)	(330,672	)(1)	(1,141,720	)(1)
Net realized gain (loss) on futures contracts	—	10,822		90,670

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	191,762	(319,850)		(1,051,050)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(85,318)	901,404		(10,556,201)
Net unrealized appreciation (depreciation) of futures contracts	—	2,179		1,665

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(85,318)	903,583		(10,554,536)

Net Gain (Loss) on Investments and Foreign Currency Transactions	106,444	583,733		(11,605,586)

Net Increase (Decrease) in Net Assets Resulting from Operations	$177,680	$1,452,098		$(9,048,360)

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 10 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

46

Hartford Multifactor ETFs

Statements of Changes in Net Assets

	Hartford Multifactor Developed Markets (ex-US) ETF		Hartford Multifactor Emerging Markets ETF
	For the Six-Month Period Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six-Month Period Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Operations:
Net investment income (loss)	$17,825,988	$12,080,162	$541,142	$1,483,870
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(28,332,087)	(5,987,452)	(1,796,038)	(859,431)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	39,319,770	2,113,375	1,893,791	(3,878,089)

Net Increase (Decrease) in Net Assets Resulting from Operations	28,813,671	8,206,085	638,895	(3,253,650)

Distributions to Shareholders	(10,046,331)	(8,013,824)	(930,849)	(1,141,715)

Fund Share Transactions:
Sold	1,265,676,387	738,684,038	18,991,973	25,448,866
Redeemed	(182,121,310)	(59,138,041)	(2,206,950)	(2,229,949)
Other Capital	—	321	69,883	17,212

Net increase from capital share transactions	1,083,555,077	679,546,318	16,854,906	23,236,129

Net Increase (Decrease) in Net Assets	1,102,322,417	679,738,579	16,562,952	18,840,764

Net Assets:
Beginning of period	811,065,607	131,327,028	65,080,169	46,239,405

End of period	$1,913,388,024	$811,065,607	$81,643,121	$65,080,169

The accompanying notes are an integral part of these financial statements.

47

Hartford Multifactor ETFs

Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Global Small Cap ETF		Hartford Multifactor Low Volatility International Equity ETF		Hartford Multifactor Low Volatility US Equity ETF
	For the Six-Month Period Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six-Month Period Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six-Month Period Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Operations:
Net investment income (loss)	$239,973	$476,213	$56,824	$130,277	$71,236	$95,116
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	79,491	858,346	(26,009)	(42,526)	191,762	(50,947)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(1,485,596)	82,255	(120,989)	184,054	(85,318)	604,114

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,166,132)	1,416,814	(90,174)	271,805	177,680	648,283

Distributions to Shareholders	(335,047)	(470,072)	(78,157)	(118,511)	(67,536)	(96,129)

Fund Share Transactions:
Sold	5,860,452	6,275,566	—	—	8,285,892	1,329,697
Redeemed	(2,979,533)	(3,128,922)	—	—	(6,973,160)	—
Other Capital	445	1,646	—	—	—	—

Net increase from capital share transactions	2,881,364	3,148,290	—	—	1,312,732	1,329,697

Net Increase (Decrease) in Net Assets	1,380,185	4,095,032	(168,331)	153,294	1,422,876	1,881,851

Net Assets:
Beginning of period	22,243,107	18,148,075	5,470,075	5,316,781	5,743,279	3,861,428

End of period	$23,623,292	$22,243,107	$5,301,744	$5,470,075	$7,166,155	$5,743,279

The accompanying notes are an integral part of these financial statements.

48

Hartford Multifactor ETFs

Statements of Changes in Net Assets – (continued)

	Hartford Multifactor REIT ETF		Hartford Multifactor US Equity ETF
	For the Six-Month Period Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six-Month Period Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Operations:
Net investment income (loss)	$868,365	$649,569	$2,557,226	$1,515,229
Net realized gain (loss) on investments and other financial instruments	(319,850)	828,354	(1,051,050)	1,330,846
Net changes in unrealized appreciation (depreciation) of investments and other financial instruments	903,583	257,144	(10,554,536)	8,292,564

Net Increase (Decrease) in Net Assets Resulting from Operations	1,452,098	1,735,067	(9,048,360)	11,138,639

Distributions to Shareholders:
From distributable earnings	(1,007,107)	(677,992)	(2,518,550)	(1,496,009)
From tax return of capital	—	(41,564)	—	—

Total distributions	(1,007,107)	(719,556)	(2,518,550)	(1,496,009)

Fund Share Transactions:
Sold	4,560,052	26,773,879	106,963,153	142,311,556
Redeemed	(3,134,247)	(9,438,842)	(24,819,674)	(13,174,555)

Net increase from capital share transactions	1,425,805	17,335,037	82,143,479	129,137,001

Net Increase (Decrease) in Net Assets	1,870,796	18,350,548	70,576,569	138,779,631

Net Assets:
Beginning of period	27,688,026	9,337,478	173,303,601	34,523,970

End of period	$29,558,822	$27,688,026	$243,880,170	$173,303,601

The accompanying notes are an integral part of these financial statements.

49

Hartford Multifactor ETFs

Financial Highlights

— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Other Capital		Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(4)

Hartford Multifactor Developed Markets (ex-US) ETF

For the Six-Month Period Ended March 31, 2019 (Unaudited)
$28.97	$0.35	$(1.04	)(7)	$(0.69)	$—		$(0.20)	$—	$—	$(0.20)	$28.08	(2.31	)%(5)	$1,913,388	0.29	%(6)	0.29	%(6)	2.62	%(6)	45%

For the Year Ended September 30, 2018
$28.24	$0.91	$0.45	(7)	$1.36	$—	(8)	$(0.63)	$—	$—	$(0.63)	$28.97	4.85%		$811,066	0.31%		0.31%		3.17%		47%

For the Year Ended September 30, 2017
$24.60	$0.82	$3.55		$4.37	$—		$(0.73)	$—	$—	$(0.73)	$28.24	18.18%		$131,327	0.42%		0.40%		3.13%		46%

For the Year Ended September 30, 2016
$22.84	$0.70	$1.70		$2.40	$—		$(0.64)	$—	$—	$(0.64)	$24.60	10.62%		$34,440	0.58%		0.50%		2.97%		54%

For the Period Ended September 30, 2015(9)
$25.00	$0.55	$(2.35)		$(1.80)	$—		$(0.36)	$—	$—	$(0.36)	$22.84	(7.36)%		$27,406	0.50	%(6)	0.50	%(6)	3.75	%(6)	42%

Hartford Multifactor Emerging Markets ETF

For the Six-Month Period Ended March 31, 2019 (Unaudited)
$23.24	$0.18	$0.23		$0.41	$0.02		$(0.34)	$—	$—	$(0.34)	$23.33	1.96	%(5)	$81,643	0.49	%(6)	0.49	%(6)	1.61	%(6)	18%

For the Year Ended September 30, 2018
$24.34	$0.60	$(1.24)		$(0.64)	$0.01		$(0.47)	$—	$—	$(0.47)	$23.24	(2.64)%		$65,080	0.52%		0.52%		2.42%		25%

For the Year Ended September 30, 2017
$21.62	$0.49	$2.63		$3.12	$—		$(0.40)	$—	$—	$(0.40)	$24.34	14.63%		$46,239	0.62%		0.60%		2.17%		30%

For the Year Ended September 30, 2016
$19.68	$0.45	$1.91		$2.36	$—		$(0.42)	$—	$—	$(0.42)	$21.62	12.20%		$23,786	0.76%		0.65%		2.22%		49%

For the Period Ended September 30, 2015(9)
$25.00	$0.44	$(5.55)		$(5.11)	$—		$(0.21)	$—	$—	$(0.21)	$19.68	(20.59)%		$19,685	0.65	%(6)	0.65	%(6)	3.23	%(6)	17%

Hartford Multifactor Global Small Cap ETF

For the Six-Month Period Ended March 31, 2019 (Unaudited)
$31.78	$0.33	$(2.10)		$(1.77)	$—		$(0.48)	$—	$—	$(0.48)	$29.53	(5.41	)%(5)	$23,623	0.39	%(6)	0.39	%(6)	2.25	%(6)	40%

For the Year Ended September 30, 2018
$30.25	$0.72	$1.54		$2.26	$—	(8)	$(0.73)	$—	$—	$(0.73)	$31.78	7.52%		$22,243	0.44%		0.44%		2.26%		41%

For the Year Ended September 30, 2017
$25.46	$0.57	$4.79		$5.36	$—		$(0.57)	$—	$—	$(0.57)	$30.25	21.37%		$18,148	0.60%		0.56%		2.08%		48%

For the Year Ended September 30, 2016
$22.69	$0.60	$2.76		$3.36	$—		$(0.59)	$—	$—	$(0.59)	$25.46	15.05%		$10,185	0.83%		0.60%		2.54%		62%

For the Period Ended September 30, 2015(10)
$25.00	$0.44	$(2.54)		$(2.10)	$—		$(0.21)	$—	$—	$(0.21)	$22.69	(8.50)%		$6,807	0.60	%(6)	0.60	%(6)	3.44	%(6)	44%

Hartford Multifactor Low Volatility International Equity ETF

For the Six-Month Period Ended March 31, 2019 (Unaudited)
$27.35	$0.28	$(0.73)		$(0.45)	$—		$(0.39)	$—	$—	$(0.39)	$26.51	(1.52	)%(5)	$5,302	0.29	%(6)	0.29	%(6)	2.22	%(6)	35%

For the Year Ended September 30, 2018
$26.58	$0.65	$0.71		$1.36	$—		$(0.59)	$—	$—	$(0.59)	$27.35	5.16%		$5,470	0.33%		0.33%		2.37%		35%

For the Period Ended September 30, 2017(11)
$25.02	$0.30	$1.40		$1.70	$—		$(0.14)	$—	$—	$(0.14)	$26.58	6.84	%(5)	$5,317	0.39	%(6)	0.39	%(6)	3.01	%(6)	48%

The accompanying notes are an integral part of these financial statements.

50

Hartford Multifactor ETFs

Financial Highlights – (continued)

— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(4)

Hartford Multifactor Low Volatility US Equity ETF

For the Six-Month Period Ended March 31, 2019 (Unaudited)
$28.72	$0.32	$(0.08	)(7)	$0.24	$—	$(0.30)	$—	$—	$(0.30)	$28.66	0.94	%(5)	$7,166	0.19	%(6)	0.19	%(6)	2.39	%(6)	37%

For the Year Ended September 30, 2018
$25.74	$0.54	$2.96		$3.50	$—	$(0.52)	$—	$—	$(0.52)	$28.72	13.73%		$5,743	0.22%		0.22%		2.00%		26%

For the Period Ended September 30, 2017(11)
$25.03	$0.20	$0.68		$0.88	$—	$(0.17)	$—	$—	$(0.17)	$25.74	3.53	%(5)	$3,861	0.29	%(6)	0.29	%(6)	2.05	%(6)	16%

Hartford Multifactor REIT ETF

For the Six-Month Period Ended March 31, 2019 (Unaudited)
$15.38	$0.47	$0.25		$0.72	$—	$(0.54)	$—	$—	$(0.54)	$15.56	4.86	%(5)	$29,559	0.45	%(6)	0.45	%(6)	6.30	%(6)	28%

For the Year Ended September 30, 2018
$15.56	$0.59	$(0.12	)(7)	$0.47	$—	$(0.61)	$—	$(0.04)	$(0.65)	$15.38	3.27%		$27,688	0.45%		0.45%		3.89%		35%

For the Period Ended September 30, 2017(12)
$14.79	$0.50	$0.74		$1.24	$—	$(0.45)	$(0.02)	$—	$(0.47)	$15.56	8.47	%(5)	$9,337	0.50	%(6)	0.45	%(6)	3.29	%(6)	43%

Hartford Multifactor US Equity ETF

For the Six-Month Period Ended March 31, 2019 (Unaudited)
$33.01	$0.38	$(2.18)		$(1.80)	$—	$(0.34)	$—	$—	$(0.34)	$30.87	(5.36	)%(5)	$243,880	0.19	%(6)	0.19	%(6)	2.54	%(6)	18%

For the Year Ended September 30, 2018
$28.77	$0.57	$4.15		$4.72	$—	$(0.48)	$—	$—	$(0.48)	$33.01	16.47%		$173,304	0.21%		0.21%		1.80%		36%

For the Year Ended September 30, 2017
$24.44	$0.51	$4.30		$4.81	$—	$(0.48)	$—	$—	$(0.48)	$28.77	19.84%		$34,524	0.34%		0.31%		1.92%		36%

For the Year Ended September 30, 2016
$22.90	$0.52	$1.53		$2.05	$—	$(0.51)	$—	$—	$(0.51)	$24.44	9.01%		$28,111	0.44%		0.35%		2.22%		51%

For the Period Ended September 30, 2015(9)
$25.00	$0.26	$(2.11)		$(1.85)	$—	$(0.25)	$—	$—	$(0.25)	$22.90	(7.46	)%(5)	$22,900	0.35	%(6)	0.35	%(6)	1.82	%(6)	38%

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at market price at the end of the distribution day.

(3)	Adjustments include waivers and reimbursements, if applicable.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Not annualized.
(6)	Annualized.
(7)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(8)	Per share amount is less than $0.005.
(9)	Commenced operations on February 25, 2015.
(10)	Commenced operations on March 23, 2015.
(11)	Commenced operations on May 10, 2017.
(12)	Commenced operations on October 3, 2016.

The accompanying notes are an integral part of these financial statements.

51

Hartford Multifactor ETFs

Notes to Financial Statements

March 31, 2019 (Unaudited)

1.	Organization:

Lattice Strategies Trust (the “Trust”) is an open-end registered management investment company comprised of seven series as of March 31, 2019. Financial statements for the series of the Trust listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

Lattice Strategies Trust:

Hartford Multifactor Developed Markets (ex-US) ETF (the “Multifactor Developed Markets (ex-US) ETF”)

Hartford Multifactor Emerging Markets ETF (the “Multifactor Emerging Markets ETF”)

Hartford Multifactor Global Small Cap ETF (the “Multifactor Global Small Cap ETF”)

Hartford Multifactor Low Volatility International Equity ETF (the “Multifactor Low Volatility International Equity ETF”)

Hartford Multifactor Low Volatility US Equity ETF (the “Multifactor Low Volatility US Equity ETF”)

Hartford Multifactor REIT ETF (the “Multifactor REIT ETF”)

Hartford Multifactor US Equity ETF (the “Multifactor US Equity ETF”)

Each Fund is an exchange-traded fund (‘‘ETF’’). ETFs are funds that trade on an exchange like other publicly traded securities. Each Fund is designed to track an index. Shares of Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF, Multifactor REIT ETF and Multifactor US Equity ETF are listed and traded on NYSE Arca, Inc. (“NYSE Arca”). Shares of Multifactor Low Volatility International Equity ETF and Multifactor Low Volatility US Equity ETF are listed and traded on Cboe BZX Exchange, Inc. (“Cboe BZX”). Each share of a Fund represents a partial ownership in the Fund’s assets and liabilities, including securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund only in Creation Units at net asset value (“NAV”) by certain large institutional investors (‘‘Authorized Participants’’) who have entered into agreements with ALPS Distributors, Inc. (‘‘ALPS’’ or the ‘‘Distributor’’), the Funds’ Distributor.

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on April 15, 2014 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of the Funds are registered under the Securities Act of 1933, as amended (the ‘‘Securities Act’’). Each Fund, except Multifactor REIT ETF, is a diversified open-end management investment company. Multifactor REIT ETF is a non-diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Multifactor Low Volatility International Equity ETF and Multifactor Low Volatility US Equity ETF commenced operations on May 10, 2017. Multifactor REIT ETF commenced operations on October 3, 2016. Multifactor Global Small Cap ETF commenced operations on March 23, 2015. Each of the other Funds commenced operations on February 25, 2015.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value per share (“NAV”) is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (the “Board of Trustees” or the “Board”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant

52

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2019 (Unaudited)

market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange -traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

53

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2019 (Unaudited)

The Board of Trustees has delegated the day-to-day responsibility for implementing the valuation procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. The Multifactor REIT ETF dividend income and capital gain loss amounts include estimates based on prior year REIT allocations. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Please refer to Note 8 for Securities Lending Information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)

Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF and Multifactor Low Volatility International Equity ETF is to pay dividends from net investment income and realized gains, if any, semi-annually. The policy of Multifactor Low Volatility US Equity ETF, Multifactor REIT ETF and Multifactor US Equity ETF is to pay dividends from net investment income, if any, quarterly, but amounts may vary significantly from period to period and realized gains, if any, are paid at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

3.	Securities and Other Investments:

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

54

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2019 (Unaudited)

4.	Financial Derivative Instruments:

a)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended March 31, 2019, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF, Multifactor REIT ETF and Multifactor US Equity ETF had entered into Futures Contracts.

b)	Additional Derivative Instrument Information:

Multifactor Developed Markets (ex-US) ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$115,791	$—	$—	$115,791

Total	$—	$—	$—	$115,791	$—	$—	$115,791

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2019

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$150,956	$—	$—	$150,956

Total	$—	$—	$—	$150,956	$—	$—	$150,956

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$110,659	$—	$—	$110,659

Total	$—	$—	$—	$110,659	$—	$—	$110,659

For the period ended March 31, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	55

Multifactor Emerging Markets ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$4,510	$—	$—	$4,510

Total	$—	$—	$—	$4,510	$—	$—	$4,510

55

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2019 (Unaudited)

Multifactor Emerging Markets ETF – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2019

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$197	$—	$—	$197

Total	$—	$—	$—	$197	$—	$—	$197

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$3,134	$—	$—	$3,134

Total	$—	$—	$—	$3,134	$—	$—	$3,134

For the period ended March 31, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	6

Multifactor Global Small Cap ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$1,036	$—	$—	$1,036

Total	$—	$—	$—	$1,036	$—	$—	$1,036

Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$562	$—	$—	$562

Total	$—	$—	$—	$562	$—	$—	$562

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2019

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(6,624)	$—	$—	$(6,624)

Total	$—	$—	$—	$(6,624)	$—	$—	$(6,624)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$1,328	$—	$—	$1,328

Total	$—	$—	$—	$1,328	$—	$—	$1,328

For the period ended March 31, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	2

56

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2019 (Unaudited)

Multifactor REIT ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$1,770	$—	$—	$1,770

Total	$—	$—	$—	$1,770	$—	$—	$1,770

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2019

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$10,822	$—	$—	$10,822

Total	$—	$—	$—	$10,822	$—	$—	$10,822

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$2,179	$—	$—	$2,179

Total	$—	$—	$—	$2,179	$—	$—	$2,179

For the period ended March 31, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	3

Multifactor US Equity ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$2,390	$—	$—	$2,390

Total	$—	$—	$—	$2,390	$—	$—	$2,390

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2019

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$90,670	$—	$—	$90,670

Total	$—	$—	$—	$90,670	$—	$—	$90,670

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$1,665	$—	$—	$1,665

Total	$—	$—	$—	$1,665	$—	$—	$1,665

57

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2019 (Unaudited)

Multifactor US Equity ETF – (continued)

For the period ended March 31, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	5

(1)

Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

c)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present the Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Funds as of March 31, 2019:

Multifactor Developed Markets (ex-US) ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$115,791	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	115,791	—

Derivatives not subject to a MNA	(115,791)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

Multifactor Emerging Markets ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$4,510	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,510	—

Derivatives not subject to a MNA	(4,510)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

Multifactor Global Small Cap ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$1,036	$(562)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,036	(562)

Derivatives not subject to a MNA	(1,036)	562

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

Multifactor REIT ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$1,770	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,770	—

Derivatives not subject to a MNA	(1,770)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

58

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2019 (Unaudited)

Multifactor US Equity ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$2,390	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,390	—

Derivatives not subject to a MNA	(2,390)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2019. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

At September 30, 2018 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Multifactor Developed Markets (ex-US) ETF	$18,678,259	$1,170,630
Multifactor Emerging Markets ETF	3,908,203	1,419,759
Multifactor Global Small Cap ETF	767,736	43,978
Multifactor Low Volatility International Equity ETF	78,336	10,915
Multifactor Low Volatility US Equity ETF	81,867	25,337
Multifactor REIT ETF	288,430	89,807
Multifactor US Equity ETF	2,851,196	408,987

59

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2019 (Unaudited)

c)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at March 31, 2019 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Multifactor Developed Markets (ex-US) ETF	$1,898,087,361	$88,406,598	$(35,117,786)	$53,288,812
Multifactor Emerging Markets ETF	78,571,739	7,350,687	(3,963,972)	3,386,715
Multifactor Global Small Cap ETF	22,855,080	2,007,745	(1,000,945)	1,006,800
Multifactor Low Volatility International Equity ETF	5,049,285	392,760	(115,429)	277,331
Multifactor Low Volatility US Equity ETF	6,504,338	702,763	(47,817)	654,946
Multifactor REIT ETF	28,466,583	2,101,578	(743,605)	1,357,973
Multifactor US Equity ETF	242,427,092	11,605,749	(9,929,089)	1,676,660

7.	Expenses:

a)

Investment Advisory Agreement – Lattice Strategies LLC (the “Adviser” or “Lattice”) serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust. Lattice is a wholly owned subsidiary of Hartford Funds Management Company, LLC (“HFMC”), which is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). Lattice has overall investment supervisory responsibility for each Fund. In addition, Lattice provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. Lattice has contracted with Mellon Investments Corporations (“BNY Mellon AMNA”) under a sub-advisory agreement pursuant to which BNY Mellon AMNA performs the daily investment of the assets of each Fund in accordance with each Fund’s investment objective and policies. Each Fund pays a fee to Lattice, a portion of which may be used to compensate BNY Mellon AMNA.

The schedule below reflects the rates of compensation paid to Lattice for investment advisory services rendered as of March 31, 2019; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Multifactor Developed Markets (ex-US) ETF	0.29%
Multifactor Emerging Markets ETF	0.49%
Multifactor Global Small Cap ETF	0.39%
Multifactor Low Volatility International Equity ETF	0.29%
Multifactor Low Volatility US Equity ETF	0.19%
Multifactor REIT ETF	0.45%
Multifactor US Equity ETF	0.19%

Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses; (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (v) the advisory fee payable to the Adviser hereunder. The Adviser also does not pay any acquired fund fees and expenses. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

b)

Distribution Plans – Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its Shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of asset-based charges.

For the period ended March 31, 2019, the Funds did not pay any Rule 12b-1 fees.

8.	Securities Lending:

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1⁄3%) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and recall the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Interest earned on securities out on loan is not eligible for qualified interest income for federal tax purposes. Should the borrower of the securities fail financially, a Fund may

60

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2019 (Unaudited)

experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral received by the Fund. Each Fund will seek to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. Any securities lending income earned by a Fund appears on the Statements of Operations net of any fees paid to State Street for serving as the securities lending agent.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process – especially in certain international markets such as Taiwan), ‘‘gap’’ risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of securities loaned may cause a Fund to lose the opportunity to sell the securities at a desirable price.

At March 31, 2019, the following Funds had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non-Cash Collateral(2)
Multifactor Developed Markets (ex-US) ETF	$141,498,683	$49,584,827	$90,428,324
Multifactor Emerging Markets ETF	1,447,086	716,715	792,776
Multifactor Global Small Cap ETF	2,849,058	374,571	2,589,452
Multifactor Low Volatility International Equity ETF	337,468	60,538	273,122
Multifactor Low Volatility US Equity ETF	239,390	10,526	234,233
Multifactor REIT ETF	1,706,086	412,622	1,372,898
Multifactor US Equity ETF	3,470,042	629,395	2,921,671

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)

These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of Assets and Liabilities.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Multifactor Developed Markets (ex-US) ETF
Securities Lending Transactions(1)
Common Stocks	$49,584,827	$—	$—	$—	$49,584,827

Total Borrowings	$49,584,827	$—	$—	$—	$49,584,827

Gross amount of recognized liabilities for securities lending transactions					$49,584,827

Multifactor Emerging Markets ETF
Securities Lending Transactions(1)
Common Stocks	$716,715	$—	$—	$—	$716,715

Total Borrowings	$716,715	$—	$—	$—	$716,715

Gross amount of recognized liabilities for securities lending transactions					$716,715

61

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2019 (Unaudited)

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Multifactor Global Small Cap ETF
Securities Lending Transactions(1)
Common Stocks	$374,571	$—	$—	$—	$374,571

Total Borrowings	$374,571	$—	$—	$—	$374,571

Gross amount of recognized liabilities for securities lending transactions					$374,571

Multifactor Low Volatility International Equity ETF
Securities Lending Transactions(1)
Common Stocks	$60,538	$—	$—	$—	$60,538

Total Borrowings	$60,538	$—	$—	$—	$60,538

Gross amount of recognized liabilities for securities lending transactions					$60,538

Multifactor Low Volatility US Equity ETF
Securities Lending Transactions(1)
Common Stocks	$10,526	$—	$—	$—	$10,526

Total Borrowings	$10,526	$—	$—	$—	$10,526

Gross amount of recognized liabilities for securities lending transactions					$10,526

Multifactor REIT ETF
Securities Lending Transactions(1)
Common Stocks	$412,622	$—	$—	$—	$412,622

Total Borrowings	$412,622	$—	$—	$—	$412,622

Gross amount of recognized liabilities for securities lending transactions					$412,622

Multifactor US Equity ETF
Securities Lending Transactions(1)
Common Stocks	$629,395	$—	$—	$—	$629,395

Total Borrowings	$629,395	$—	$—	$—	$629,395

Gross amount of recognized liabilities for securities lending transactions					$629,395

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

9.	Custodian and Transfer Agent:

State Street serves as Custodian for the Funds pursuant to a custodian agreement (“Custodian Agreement”) dated December 31, 2014, as amended November 21, 2017. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency agreement (“Transfer Agency Agreement”) dated February 13, 2018. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.

For the services provided under the Custodian Agreement and Transfer Agency Agreement, Lattice and not the Funds, compensates State Street pursuant to the Funds’ unitary management fee structure.

10.	Investment Transactions:

For the six-month period ended March 31, 2019, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases	Sales Proceeds
Multifactor Developed Markets (ex-US) ETF	$676,334,015	$625,035,844
Multifactor Emerging Markets ETF	18,582,852	12,410,715
Multifactor Global Small Cap ETF	11,673,274	8,576,906
Multifactor Low Volatility International Equity ETF	1,789,560	1,820,398
Multifactor Low Volatility US Equity ETF	2,281,559	2,279,748
Multifactor REIT ETF	7,808,888	7,892,485
Multifactor US Equity ETF	40,558,039	37,554,005

62

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2019 (Unaudited)

For the six-month period ended March 31, 2019, in-kind transactions, which are not included in the table above, associated with Creation Units were:

Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Multifactor Developed Markets (ex-US) ETF	$1,214,420,258	$183,431,575	$34,185,600
Multifactor Emerging Markets ETF	11,400,517	1,303,140	227,486
Multifactor Global Small Cap ETF	2,571,747	2,962,597	985,596
Multifactor Low Volatility International Equity ETF	—	—	—
Multifactor Low Volatility US Equity ETF	2,737,783	1,363,786	296,877
Multifactor REIT ETF	4,559,537	3,131,573	457,900
Multifactor US Equity ETF	102,429,216	20,147,129	3,509,835

11.	Share Transactions:

Each Fund will issue and redeem Shares at NAV only with certain Authorized Participants in large increments known as ‘‘Creation Units.” Purchases of Creation Units are made by tendering a basket of designated securities to a Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Each Fund’s Shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units

Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the Distributor with respect to creations and redemptions of Creation Units.

If a Creation Unit is purchased or redeemed for cash or outside of the Clearing Process, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for each Fund:

Fund	Standard Creation Unit Shares	Standard In-Kind Creation Fee	Value at March 31, 2019	Standard In-Kind Redemption Fee
Multifactor Developed Markets (ex-US) ETF	50,000	$3,000	$1,404,000	$3,000
Multifactor Emerging Markets ETF	100,000	2,000	2,333,000	2,000
Multifactor Global Small Cap ETF	100,000	2,000	2,953,000	2,000
Multifactor Low Volatility International Equity ETF	100,000	2,200	2,651,000	2,200
Multifactor Low Volatility US Equity ETF	50,000	650	1,433,000	650
Multifactor REIT ETF	100,000	250	1,556,000	250
Multifactor US Equity ETF	50,000	800	1,543,500	800

Shares of Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF, Multifactor REIT ETF and Multifactor US Equity ETF are listed on the NYSE Arca and shares of Multifactor Low Volatility International Equity ETF and Multifactor Low Volatility US Equity ETF are listed on the Cboe BZX. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.

Because each Fund is structured as an ETF, individual Shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Multifactor Developed Markets (ex-US) ETF, Multifactor Low Volatility US Equity ETF and Multifactor US Equity ETF will only issue or redeem Creation Units of 50,000 shares to Authorized Participants who have entered into agreements with the Distributor. Multifactor Emerging Markets ETF, Multifactor Low Volatility International Equity ETF, Multifactor Global Small Cap ETF and Multifactor REIT ETF will only issue or redeem Creation Units of 100,000 shares to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.

63

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2019 (Unaudited)

The following information is for the six-month period ended March 31, 2019, and the year ended September 30, 2018:

	For the Six-Month Period Ended March 31, 2019		For the Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Multifactor Developed Markets (ex-US) ETF
Shares Sold	46,650,000	$1,265,676,387	25,400,000	$738,684,038
Shares Redeemed	(6,500,000)	(182,121,310)	(2,050,000)	(59,138,041)
Other Capital	—	—	—	321

Net Increase (Decrease)	40,150,000	$1,083,555,077	23,350,000	$679,546,318

Multifactor Emerging Markets ETF
Shares Sold	800,000	$18,991,973	1,000,000	$25,448,866
Shares Redeemed	(100,000)	(2,206,950)	(100,000)	(2,229,949)
Other Capital	—	69,883	—	17,212

Net Increase (Decrease)	700,000	$16,854,906	900,000	$23,236,129

Multifactor Global Small Cap ETF
Shares Sold	200,000	$5,860,452	200,000	$6,275,566
Shares Redeemed	(100,000)	(2,979,533)	(100,000)	(3,128,922)
Other Capital	—	445	—	1,646

Net Increase (Decrease)	100,000	$2,881,364	100,000	$3,148,290

Multifactor Low Volatility International Equity ETF
Shares Sold	—	$—	—	$—
Shares Redeemed	—	—	—	—

Net Increase (Decrease)	—	$—	—	$—

Multifactor Low Volatility US Equity ETF
Shares Sold	300,000	$8,285,892	50,000	$1,329,697
Shares Redeemed	(250,000)	(6,973,160)	—	—

Net Increase (Decrease)	50,000	$1,312,732	50,000	$1,329,697

Multifactor REIT ETF
Shares Sold	300,000	$4,560,052	1,800,000	$26,773,879
Shares Redeemed	(200,000)	(3,134,247)	(600,000)	(9,438,842)

Net Increase (Decrease)	100,000	$1,425,805	1,200,000	$17,335,037

Multifactor US Equity ETF
Shares Sold	3,500,000	$106,963,153	4,450,000	$142,311,556
Shares Redeemed	(850,000)	(24,819,674)	(400,000)	(13,174,555)

Net Increase (Decrease)	2,650,000	$82,143,479	4,050,000	$129,137,001

12.	Affiliate Holdings:

As of March 31, 2019, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Fund	Percentage of Fund
Multifactor Low Volatility International Equity ETF	45%
Multifactor Low Volatility US Equity ETF	56%
Multifactor REIT ETF	73%

As of March 31, 2019, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of its shares from these affiliated funds of funds. Affiliated funds of funds owned shares in each Fund listed below as follows:

Fund	Percentage of Fund
Multifactor Developed Markets (ex-US) ETF	4%
Multifactor US Equity ETF	31%

64

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2019 (Unaudited)

13.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14.	Recent Accounting Pronouncement:

The FASB recently issued ASU 2017-08 (the “ASU” or “Update”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU becomes effective for public entities for fiscal years beginning after December 15, 2018, and for private entities one year later. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of the Fund’s early adoption of these provisions was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

15.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

65

Hartford Multifactor ETFs

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by calling 415-315-6600 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q and N-PORT (when available) are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

Effective June 30, 2019, each Fund will be required to file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. As of that same date, each Fund will no longer be required to file Forms N-Q. Each Fund’s Forms N-Q and N-PORT (when available) are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

66

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

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This Privacy Policy applies to our United States Operations

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This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2019), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Renato Acquisition Co.; Sentinel Insurance Company, Ltd; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised March 2019

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

Exchange-traded products are distributed by ALPS Distributors, Inc. (ALPS). Advisory services are provided by Lattice Strategies, LLC (Lattice) and Mellon Investments Corporation. Hartford Funds refers to Hartford Funds Distributors, LLC, Member FINRA, Hartford Funds Management Company, LLC, and Lattice, which are not affiliated with ALPS.

ETFSAR-MLT19    05/19    211105    LAT001379_11/2019    Printed in U.S.A.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	There have been no amendments to the Registrant’s Code of Ethics during the reporting period for this Form N-CSR

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

Date: June 7, 2019	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 7, 2019	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: June 7, 2019	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)